UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2016

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.1%
Aerospace – 4.8%
Honeywell International, Inc.	12,184	$1,365,217
MTU Aero Engines Holding AG	3,918	375,789
United Technologies Corp.	7,977	798,498

		$2,539,504

Airlines – 0.4%
Aena S.A. (a)	1,767	$228,110

Alcoholic Beverages – 5.9%
AmBev S.A.	48,168	$252,116
Carlsberg A.S., “B”	5,185	494,073
Diageo PLC	37,742	1,019,903
Heineken N.V.	6,503	589,391
Pernod Ricard S.A.	7,021	782,941

		$3,138,424

Apparel Manufacturers – 3.3%
Burberry Group PLC	16,799	$329,341
Compagnie Financiere Richemont S.A.	6,648	439,374
LVMH Moet Hennessy Louis Vuitton S.A.	5,561	952,343

		$1,721,058

Automotive – 0.9%
Delphi Automotive PLC	4,773	$358,070
Harley-Davidson, Inc.	1,665	85,464

		$443,534

Broadcasting – 7.5%
Omnicom Group, Inc.	6,942	$577,783
Time Warner, Inc.	18,650	1,353,058
Walt Disney Co.	12,182	1,209,794
WPP PLC	35,349	826,027

		$3,966,662

Brokerage & Asset Managers – 1.5%
Deutsche Boerse AG	3,363	$286,969
Franklin Resources, Inc.	13,312	519,834

		$806,803

Business Services – 5.7%
Accenture PLC, “A”	12,190	$1,406,726
Adecco S.A.	6,820	444,359
Brenntag AG	3,575	204,213
Compass Group PLC	35,163	620,175
NOW, Inc. (a)	3,067	54,347
PayPal Holdings, Inc. (a)	7,080	273,288

		$3,003,108

Cable TV – 2.1%
British Sky Broadcasting Group PLC	31,994	$470,542
Time Warner Cable, Inc.	3,171	648,850

		$1,119,392

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – 2.6%
3M Co.	5,611	$934,961
Monsanto Co.	5,150	451,861

		$1,386,822

Computer Software – 2.4%
Check Point Software Technologies Ltd. (a)	3,182	$278,330
Oracle Corp.	23,764	972,185

		$1,250,515

Consumer Products – 6.3%
Colgate-Palmolive Co.	10,353	$731,439
International Flavors & Fragrances, Inc.	3,586	407,979
Reckitt Benckiser Group PLC	13,295	1,285,089
Svenska Cellulosa Aktiebolaget	28,625	894,548

		$3,319,055

Electrical Equipment – 3.5%
Amphenol Corp., “A”	6,813	$393,928
Legrand S.A.	8,320	466,218
Schneider Electric S.A.	9,248	584,464
W.W. Grainger, Inc.	1,743	406,868

		$1,851,478

Electronics – 1.9%
Hoya Corp.	8,000	$304,305
Microchip Technology, Inc.	7,879	379,768
Samsung Electronics Co. Ltd.	284	325,820

		$1,009,893

Energy – Independent – 0.1%
INPEX Corp.	6,200	$47,019

Food & Beverages – 6.2%
Danone S.A.	13,250	$942,474
Kellogg Co.	12,077	924,494
Nestle S.A.	18,463	1,379,613

		$3,246,581

Food & Drug Stores – 0.1%
Lawson, Inc.	800	$66,960

Gaming & Lodging – 0.7%
Sands China Ltd.	26,800	$109,171
William Hill PLC	29,090	136,622
Wynn Resorts Ltd. (l)	1,105	103,240

		$349,033

Insurance – 0.4%
Swiss Re Ltd.	2,271	$209,965

Internet – 0.5%
eBay, Inc. (a)	10,568	$252,152

Major Banks – 4.9%
Bank of New York Mellon Corp.	23,069	$849,631
Goldman Sachs Group, Inc.	3,675	576,902
Standard Chartered PLC	32,960	223,699

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – continued
State Street Corp.	16,249	$950,891

		$2,601,123

Medical Equipment – 12.7%
Cooper Cos., Inc.	3,311	$509,795
Dentsply Sirona, Inc.	4,454	274,500
Medtronic PLC	12,860	964,500
Sonova Holding AG	2,320	296,288
St. Jude Medical, Inc.	14,018	770,990
Stryker Corp.	9,121	978,592
Thermo Fisher Scientific, Inc.	10,279	1,455,404
Waters Corp. (a)	4,138	545,885
Zimmer Biomet Holdings, Inc.	8,589	915,845

		$6,711,799

Network & Telecom – 0.7%
Cisco Systems, Inc.	13,057	$371,733

Oil Services – 1.2%
National Oilwell Varco, Inc.	5,166	$160,663
Schlumberger Ltd.	6,129	452,014

		$612,677

Other Banks & Diversified Financials – 7.0%
American Express Co.	10,514	$645,560
Credicorp Ltd.	769	100,747
Erste Group Bank AG	7,813	219,593
Grupo Financiero Banorte S.A. de C.V.	35,498	200,182
Itau Unibanco Holding S.A., ADR	20,486	175,975
Julius Baer Group Ltd.	6,808	292,414
Kasikornbank Co. Ltd.	24,300	120,878
Komercni Banka A.S.	484	106,899
UBS AG	45,376	730,980
Visa, Inc., “A”	14,497	1,108,731

		$3,701,959

Pharmaceuticals – 4.7%
Bayer AG	10,433	$1,226,348
Johnson & Johnson	3,022	326,980
Merck KGaA	4,638	386,899

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – continued
Roche Holding AG	2,240	$551,410

		$2,491,637

Railroad & Shipping – 2.4%
Canadian National Railway Co.	15,513	$968,942
Union Pacific Corp.	3,761	299,188

		$1,268,130

Restaurants – 0.6%
Whitbread PLC	5,162	$293,591

Specialty Chemicals – 3.9%
Akzo Nobel N.V.	9,248	$630,346
L’Air Liquide S.A.	2,093	235,519
Linde AG	4,919	716,738
Praxair, Inc.	4,257	487,214

		$2,069,817

Specialty Stores – 2.6%
AutoZone, Inc. (a)	582	$463,674
Hermes International	270	95,073
Sally Beauty Holdings, Inc. (a)	12,973	420,066
Urban Outfitters, Inc. (a)	12,150	402,043

		$1,380,856

Trucking – 1.6%
United Parcel Service, Inc., “B”	8,065	$850,616

Total Common Stocks		$52,310,006

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	97	$97

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)	77,568	$77,568

Total Investments		$52,387,671

OTHER ASSETS, LESS LIABILITIES – 0.8%		396,986

Net Assets – 100.0%		$52,784,657

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report

2

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$52,310,006	$—	$—	$52,310,006
Mutual Funds	77,665	—	—	77,665
Total Investments	$52,387,671	$—	$—	$52,387,671

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $18,810,140 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$35,048,387
Gross unrealized appreciation	18,514,539
Gross unrealized depreciation	(1,175,255)
Net unrealized appreciation (depreciation)	$17,339,284

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	284,710	1,410,424	(1,695,037)	97

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$299	$97

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

United States	56.6%
United Kingdom	9.9%
Switzerland	8.2%
France	7.7%
Germany	6.1%
Netherlands	2.3%
Canada	1.8%
Sweden	1.7%
Denmark	0.9%
Other Countries	4.8%

4

QUARTERLY REPORT

March 31, 2016

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.4%
Aerospace – 0.7%
Honeywell International, Inc.	82,149	$9,204,796
Rockwell Collins, Inc.	16,825	1,551,433

		$10,756,229

Alcoholic Beverages – 1.8%
Constellation Brands, Inc., “A”	146,757	$22,173,515
Pernod Ricard S.A.	36,540	4,074,728

		$26,248,243

Apparel Manufacturers – 1.6%
NIKE, Inc., “B”	275,254	$16,919,863
VF Corp.	97,394	6,307,235

		$23,227,098

Automotive – 0.1%
LKQ Corp. (a)	65,517	$2,091,958

Biotechnology – 2.8%
Alexion Pharmaceuticals, Inc. (a)	77,753	$10,824,773
Biogen, Inc. (a)	10,620	2,764,598
Celgene Corp. (a)	180,264	18,042,624
Gilead Sciences, Inc.	39,401	3,619,376
Regeneron Pharmaceuticals, Inc. (a)	15,036	5,419,576

		$40,670,947

Broadcasting – 0.3%
Twenty-First Century Fox, Inc.	164,890	$4,597,133

Brokerage & Asset Managers – 2.6%
BlackRock, Inc.	8,626	$2,937,757
Charles Schwab Corp.	418,823	11,735,420
Intercontinental Exchange, Inc.	96,964	22,800,115

		$37,473,292

Business Services – 5.7%
Cognizant Technology Solutions Corp., “A” (a)	299,020	$18,748,554
Equifax, Inc.	109,765	12,545,042
Fiserv, Inc. (a)	218,470	22,410,653
FleetCor Technologies, Inc. (a)	102,683	15,274,096
Realogy Holdings Corp. (a)	85,184	3,075,994
Verisk Analytics, Inc., “A” (a)	140,830	11,255,134

		$83,309,473

Cable TV – 1.5%
Comcast Corp., “A”	354,803	$21,671,367

Chemicals – 0.7%
Monsanto Co.	124,722	$10,943,108

Computer Software – 8.3%
Adobe Systems, Inc. (a)	385,480	$36,158,024
Intuit, Inc.	158,469	16,482,361
Microsoft Corp.	643,979	35,566,960
Sabre Corp.	236,219	6,831,453

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – continued
Salesforce.com, Inc. (a)	352,985	$26,060,883

		$121,099,681

Computer Software – Systems – 2.4%
Apple, Inc.	295,241	$32,178,317
IMS Health Holdings, Inc. (a)	96,526	2,562,765

		$34,741,082

Construction – 2.7%
Sherwin-Williams Co.	78,248	$22,274,858
Vulcan Materials Co.	159,903	16,880,960

		$39,155,818

Consumer Products – 2.2%
Colgate-Palmolive Co.	208,675	$14,742,889
Estee Lauder Cos., Inc., “A”	178,638	16,847,350

		$31,590,239

Consumer Services – 1.4%
Priceline Group, Inc. (a)	15,384	$19,829,361

Electrical Equipment – 3.0%
AMETEK, Inc.	134,883	$6,741,452
Danaher Corp.	394,133	37,387,456

		$44,128,908

Electronics – 1.6%
Broadcom Corp.	111,063	$17,159,234
NVIDIA Corp.	169,908	6,053,822

		$23,213,056

Energy – Independent – 0.4%
Concho Resources, Inc. (a)	29,437	$2,974,314
Pioneer Natural Resources Co.	21,785	3,066,021

		$6,040,335

Entertainment – 0.9%
Netflix, Inc. (a)	127,597	$13,044,241

Food & Beverages – 2.5%
Danone S.A.	137,518	$9,781,671
Mead Johnson Nutrition Co., “A”	105,860	8,994,924
Mondelez International, Inc.	336,134	13,485,696
Monster Worldwide, Inc. (a)	25,774	3,437,736

		$35,700,027

Food & Drug Stores – 2.1%
CVS Health Corp.	219,712	$22,790,726
Walgreens Boots Alliance, Inc.	91,814	7,734,411

		$30,525,137

Gaming & Lodging – 0.7%
Marriott International, Inc., “A” (l)	134,264	$9,556,912

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
General Merchandise – 4.3%
Costco Wholesale Corp.	155,105	$24,441,446
Dollar General Corp.	179,144	15,334,726
Dollar Tree, Inc. (a)	268,281	22,122,451

		$61,898,623

Internet – 11.2%
Alphabet, Inc., “A” (a)	72,986	$55,681,019
Alphabet, Inc., “C” (a)	57,977	43,189,966
Facebook, Inc., “A” (a)	499,864	57,034,482
LinkedIn Corp., “A” (a)	58,369	6,674,495

		$162,579,962

Leisure & Toys – 0.5%
Electronic Arts, Inc. (a)	101,052	$6,680,548

Machinery & Tools – 1.2%
Flowserve Corp.	58,922	$2,616,726
Roper Technologies, Inc.	78,551	14,356,766

		$16,973,492

Medical & Health Technology & Services – 0.8%
McKesson Corp.	73,944	$11,627,694

Medical Equipment – 6.8%
Abbott Laboratories	340,726	$14,252,569
C.R. Bard, Inc.	43,282	8,771,963
Cooper Cos., Inc.	36,376	5,600,813
Medtronic PLC	287,893	21,591,975
Stryker Corp.	57,100	6,126,259
Thermo Fisher Scientific, Inc.	278,650	39,454,054
VWR Corp. (a)	127,712	3,455,887

		$99,253,520

Other Banks & Diversified Financials – 7.0%
MasterCard, Inc., “A”	447,260	$42,266,070
Visa, Inc., “A”	780,819	59,717,037

		$101,983,107

Pharmaceuticals – 4.0%
Allergan PLC (a)	68,981	$18,488,977
Bristol-Myers Squibb Co.	353,504	22,581,836
Eli Lilly & Co.	162,337	11,689,887
Zoetis, Inc.	135,956	6,026,929

		$58,787,629

Railroad & Shipping – 0.9%
Canadian Pacific Railway Ltd.	74,011	$9,820,520
Union Pacific Corp.	48,843	3,885,461

		$13,705,981

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 3.1%
Aramark	556,610	$18,434,923
Starbucks Corp.	445,403	26,590,559

		$45,025,482

Specialty Chemicals – 0.4%
Ecolab, Inc.	53,426	$5,958,068

Specialty Stores – 10.0%
Amazon.com, Inc. (a)	76,765	$45,570,775
AutoZone, Inc. (a)	28,113	22,397,346
Burlington Stores, Inc. (a)	37,203	2,092,297
Lululemon Athletica, Inc. (a)	76,408	5,173,586
Ross Stores, Inc.	607,614	35,180,851
TJX Cos., Inc.	335,388	26,277,650
Tractor Supply Co.	94,176	8,519,161

		$145,211,666

Telecommunications – Wireless – 2.5%
American Tower Corp., REIT	355,430	$36,385,369

Tobacco – 0.7%
Reynolds American, Inc.	205,227	$10,324,970

Total Common Stocks		$1,446,009,756

	Strike Price	First Exercise
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	8,358	$17,134

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			15,283,209	$15,283,209

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)			2,543,101	$2,543,101

Total Investments				$1,463,853,200

OTHER ASSETS, LESS LIABILITIES – (0.6)%				(8,729,843)

Net Assets – 100.0%				$1,455,123,357

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,446,026,890	$—	$—	$1,446,026,890
Mutual Funds	17,826,310	—	—	17,826,310
Total Investments	$1,463,853,200	$—	$—	$1,463,853,200

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $13,856,400 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$974,522,681
Gross unrealized appreciation	500,831,251
Gross unrealized depreciation	(11,500,732)
Net unrealized appreciation (depreciation)	$489,330,519

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,301,115	55,814,164	(53,832,070)	15,283,209

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,811	$15,283,209

4

QUARTERLY REPORT

March 31, 2016

MFS® INVESTORS TRUST SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.1%
Aerospace – 2.9%
Honeywell International, Inc.	69,268	$7,761,479
United Technologies Corp.	61,445	6,150,644

		$13,912,123

Alcoholic Beverages – 1.8%
Diageo PLC	124,400	$3,361,665
Pernod Ricard S.A.	47,283	5,272,725

		$8,634,390

Apparel Manufacturers – 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	34,247	$5,864,933
NIKE, Inc., “B”	42,206	2,594,403
VF Corp.	65,389	4,234,592

		$12,693,928

Broadcasting – 4.1%
Time Warner, Inc.	104,313	$7,567,908
Twenty-First Century Fox, Inc.	201,624	5,621,277
Walt Disney Co.	62,301	6,187,112

		$19,376,297

Brokerage & Asset Managers – 3.3%
BlackRock, Inc.	21,347	$7,270,148
Blackstone Group LP	79,811	2,238,699
NASDAQ, Inc.	93,824	6,228,037

		$15,736,884

Business Services – 6.5%
Accenture PLC, “A”	87,239	$10,067,381
Cognizant Technology Solutions Corp., “A” (a)	153,333	9,613,979
Fidelity National Information Services, Inc.	121,837	7,713,500
Gartner, Inc. (a)	39,948	3,569,354

		$30,964,214

Cable TV – 1.9%
Comcast Corp., “A”	143,492	$8,764,491

Chemicals – 1.4%
Monsanto Co.	74,812	$6,564,005

Computer Software – 0.7%
Adobe Systems, Inc. (a)	37,535	$3,520,783

Computer Software – Systems – 2.9%
Apple, Inc.	48,016	$5,233,264
EMC Corp.	216,715	5,775,455
Hewlett Packard Enterprise	142,492	2,526,383

		$13,535,102

Construction – 1.2%
Sherwin-Williams Co.	19,728	$5,615,970

Consumer Products – 4.6%
Colgate-Palmolive Co.	71,574	$5,056,703
Estee Lauder Cos., Inc., “A”	23,185	2,186,577
Kimberly-Clark Corp.	20,959	2,819,195

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – continued
Newell Rubbermaid, Inc.	199,414	$8,832,046
Procter & Gamble Co.	36,154	2,975,836

		$21,870,357

Containers – 1.3%
Crown Holdings, Inc. (a)	125,259	$6,211,594

Electrical Equipment – 4.3%
Danaher Corp.	153,308	$14,542,797
W.W. Grainger, Inc.	25,391	5,927,021

		$20,469,818

Electronics – 2.6%
Broadcom Corp.	59,904	$9,255,168
Texas Instruments, Inc.	53,859	3,092,584

		$12,347,752

Energy – Independent – 1.8%
California Resources Corp.	2,371	$2,442
EOG Resources, Inc.	90,734	6,585,474
Occidental Petroleum Corp.	25,328	1,733,195

		$8,321,111

Engineering – Construction – 0.9%
Fluor Corp.	76,008	$4,081,630

Food & Beverages – 4.0%
Danone S.A.	94,071	$6,691,281
General Mills, Inc.	37,590	2,381,326
Mead Johnson Nutrition Co., “A”	32,950	2,799,762
Mondelez International, Inc.	175,691	7,048,723

		$18,921,092

General Merchandise – 2.0%
Costco Wholesale Corp.	28,578	$4,503,321
Target Corp.	62,695	5,158,545

		$9,661,866

Insurance – 1.1%
Chubb Ltd.	42,837	$5,104,029

Internet – 4.4%
Alphabet, Inc., “A” (a)	15,175	$11,577,008
Alphabet, Inc., “C” (a)	12,183	9,075,726

		$20,652,734

Major Banks – 9.6%
Bank of America Corp.	686,449	$9,280,790
Goldman Sachs Group, Inc.	48,725	7,648,850
JPMorgan Chase & Co.	243,234	14,404,317
Morgan Stanley	122,525	3,064,350
State Street Corp.	39,732	2,325,117
Wells Fargo & Co.	184,116	8,903,850

		$45,627,274

Medical & Health Technology & Services – 0.9%
McKesson Corp.	27,576	$4,336,326

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 6.2%
Abbott Laboratories	71,970	$3,010,505
Medtronic PLC	73,766	5,532,450
St. Jude Medical, Inc.	55,236	3,037,980
Stryker Corp.	57,529	6,172,286
Thermo Fisher Scientific, Inc.	80,182	11,352,969

		$29,106,190

Natural Gas – Pipeline – 0.8%
Enterprise Products Partners LP	151,172	$3,721,855

Oil Services – 2.5%
Cameron International Corp. (a)	66,292	$4,444,879
National Oilwell Varco, Inc.	53,744	1,671,438
Schlumberger Ltd.	79,147	5,837,091

		$11,953,408

Other Banks & Diversified Financials – 6.8%
American Express Co.	126,919	$7,792,827
BB&T Corp.	86,496	2,877,722
MasterCard, Inc., “A”	85,143	8,046,014
Visa, Inc., “A”	175,470	13,419,946

		$32,136,509

Pharmaceuticals – 6.2%
Allergan PLC (a)	21,552	$5,776,583
Bristol-Myers Squibb Co.	79,675	5,089,639
Eli Lilly & Co.	88,213	6,352,218
Endo International PLC (a)	87,923	2,475,032
Johnson & Johnson	90,763	9,820,557

		$29,514,029

Railroad & Shipping – 1.7%
Canadian National Railway Co.	128,538	$8,028,483

Specialty Chemicals – 0.8%
Praxair, Inc.	31,272	$3,579,080

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 2.9%
AutoZone, Inc. (a)	8,257	$6,578,269
Ross Stores, Inc.	124,551	7,211,503

		$13,789,772

Telecommunications – Wireless – 2.2%
American Tower Corp., REIT	101,734	$10,414,510

Utilities – Electric Power – 1.1%
American Electric Power Co., Inc.	49,992	$3,319,469
CMS Energy Corp.	49,832	2,114,870

		$5,434,339

Total Common Stocks		$464,601,945

CONVERTIBLE PREFERRED STOCKS – 0.4%
Utilities – Electric Power – 0.4%
Exelon Corp., 6.5%	33,054	$1,627,248

	Strike Price	First Exercise
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	744	$1,525

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			6,999,125	$6,999,125

Total Investments				$473,229,843

OTHER ASSETS, LESS LIABILITIES – 0.0%				187,563

Net Assets – 100.0%				$473,417,406

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$466,230,718	$—	$—	$466,230,718
Mutual Funds	6,999,125	—	—	6,999,125
Total Investments	$473,229,843	$—	$—	$473,229,843

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $21,190,604 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$325,102,531
Gross unrealized appreciation	157,440,993
Gross unrealized depreciation	(9,313,681)
Net unrealized appreciation (depreciation)	$148,127,312

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,635,935	12,442,451	(10,079,261)	6,999,125

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,612	$6,999,125

4

QUARTERLY REPORT

March 31, 2016

MFS® MID CAP

GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 97.9%
Aerospace – 2.3%
Orbital ATK, Inc.	38,723	$3,366,578
TransDigm Group, Inc. (a)	25,906	5,708,128

		$9,074,706

Airlines – 0.4%
Spirit Airlines, Inc. (a)	33,183	$1,592,120

Alcoholic Beverages – 2.0%
Constellation Brands, Inc., “A”	53,293	$8,052,039

Apparel Manufacturers – 1.8%
Hanesbrands, Inc.	160,815	$4,557,497
PVH Corp.	25,038	2,480,264

		$7,037,761

Automotive – 1.9%
LKQ Corp. (a)	208,694	$6,663,599
Mobileye N.V. (a)	22,654	844,768

		$7,508,367

Biotechnology – 1.6%
Alexion Pharmaceuticals, Inc. (a)	29,073	$4,047,543
Regeneron Pharmaceuticals, Inc. (a)	6,152	2,217,427

		$6,264,970

Brokerage & Asset Managers – 3.4%
Affiliated Managers Group, Inc. (a)	26,108	$4,239,939
Intercontinental Exchange, Inc.	19,185	4,511,161
NASDAQ, Inc.	74,608	4,952,479

		$13,703,579

Business Services – 13.1%
Bright Horizons Family Solutions, Inc. (a)	151,663	$9,824,729
Cognizant Technology Solutions Corp., “A” (a)	45,818	2,872,789
CoStar Group, Inc. (a)	7,284	1,370,630
Equifax, Inc.	51,375	5,871,649
Fiserv, Inc. (a)	64,418	6,607,998
FleetCor Technologies, Inc. (a)	54,301	8,077,274
Gartner, Inc. (a)	67,453	6,026,926
Global Payments, Inc.	70,268	4,588,500
Realogy Holdings Corp. (a)	28,843	1,041,521
Tyler Technologies, Inc. (a)	11,612	1,493,419
Univar, Inc. (a)	86,259	1,481,930
Verisk Analytics, Inc., “A” (a)	38,264	3,058,059

		$52,315,424

Cable TV – 1.4%
Charter Communications, Inc., “A” (a)(l)	28,254	$5,719,457

Computer Software – 2.5%
Autodesk, Inc. (a)	30,776	$1,794,549
Cadence Design Systems, Inc. (a)	131,619	3,103,576
Qlik Technologies, Inc. (a)	26,847	776,415
Sabre Corp.	146,332	4,231,921

		$9,906,461

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 3.9%
Guidewire Software, Inc. (a)	36,240	$1,974,355
IMS Health Holdings, Inc. (a)	84,335	2,239,094
NICE Systems Ltd., ADR	25,038	1,622,212
ServiceNow, Inc. (a)	23,664	1,447,764
SS&C Technologies Holdings, Inc.	76,900	4,876,998
Vantiv, Inc., “A” (a)	67,384	3,630,650

		$15,791,073

Construction – 6.3%
Armstrong World Industries, Inc. (a)	35,688	$1,726,229
Fortune Brands Home & Security, Inc.	91,736	5,140,885
Lennox International, Inc.	32,344	4,372,585
Masco Corp.	75,849	2,385,451
Pool Corp.	64,317	5,643,174
Vulcan Materials Co.	58,211	6,145,335

		$25,413,659

Consumer Products – 1.4%
Newell Rubbermaid, Inc.	130,571	$5,782,990

Consumer Services – 2.3%
Nord Anglia Education, Inc. (a)	132,739	$2,772,918
Priceline Group, Inc. (a)	1,802	2,322,706
Servicemaster Global Holdings, Inc. (a)	110,459	4,162,095

		$9,257,719

Containers – 1.0%
CCL Industries, Inc.	10,906	$2,069,936
Crown Holdings, Inc. (a)	39,267	1,947,251

		$4,017,187

Electrical Equipment – 4.7%
Advanced Drainage Systems, Inc.	91,464	$1,948,183
AMETEK, Inc.	97,177	4,856,906
Amphenol Corp., “A”	137,183	7,931,921
Mettler-Toledo International, Inc. (a)	11,596	3,997,837

		$18,734,847

Electronics – 2.3%
Analog Devices, Inc.	57,062	$3,377,500
Monolithic Power Systems, Inc.	28,679	1,825,132
NVIDIA Corp.	115,984	4,132,510

		$9,335,142

Energy – Independent – 0.5%
Pioneer Natural Resources Co.	11,380	$1,601,621
Whiting Petroleum Corp. (a)	46,936	374,549

		$1,976,170

Entertainment – 1.0%
Netflix, Inc. (a)	38,815	$3,968,057

Food & Beverages – 5.3%
Blue Buffalo Pet Products, Inc. (a)(l)	97,856	$2,510,985
Chr. Hansen Holding A.S.	83,539	5,607,963
Freshpet, Inc. (a)(l)	103,247	756,801

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – continued
J.M. Smucker Co.	35,523	$4,612,306
Mead Johnson Nutrition Co., “A”	31,024	2,636,109
Monster Worldwide, Inc. (a)	7,403	987,412
WhiteWave Foods Co., “A” (a)	100,757	4,094,764

		$21,206,340

Gaming & Lodging – 0.7%
MGM Mirage (a)	52,474	$1,125,043
Norwegian Cruise Line Holdings Ltd. (a)	28,336	1,566,697

		$2,691,740

General Merchandise – 2.3%
Dollar Tree, Inc. (a)	68,179	$5,622,040
Five Below, Inc. (a)	87,851	3,631,760

		$9,253,800

Internet – 0.3%
LinkedIn Corp., “A” (a)	10,051	$1,149,332

Leisure & Toys – 0.5%
Electronic Arts, Inc. (a)	33,084	$2,187,183

Machinery & Tools – 5.3%
Colfax Corp. (a)	34,652	$990,701
Flowserve Corp.	104,832	4,655,589
Roper Technologies, Inc.	50,600	9,248,162
SPX FLOW, Inc. (a)	33,806	847,854
WABCO Holdings, Inc. (a)	52,831	5,648,691

		$21,390,997

Medical & Health Technology & Services – 2.5%
Adeptus Health, Inc., “A” (a)(l)	12,074	$670,590
Henry Schein, Inc. (a)	44,640	7,706,203
IDEXX Laboratories, Inc. (a)	22,690	1,777,081

		$10,153,874

Medical Equipment – 6.5%
C.R. Bard, Inc.	29,073	$5,892,225
Cooper Cos., Inc.	35,246	5,426,827
DexCom, Inc. (a)	26,590	1,805,727
PerkinElmer, Inc.	115,778	5,726,380
Steris PLC	51,962	3,691,900
VWR Corp. (a)	132,589	3,587,858

		$26,130,917

Oil Services – 0.2%
FMC Technologies, Inc. (a)	25,750	$704,520

Other Banks & Diversified Financials – 2.2%
First Republic Bank	25,066	$1,670,398
MasterCard, Inc., “A”	65,992	6,236,244
Signature Bank (a)	5,533	753,152

		$8,659,794

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – 1.2%
Allergan PLC (a)	17,145	$4,595,374

Pollution Control – 1.1%
Clean Harbors, Inc. (a)	5,760	$284,198
Stericycle, Inc. (a)	31,778	4,010,066

		$4,294,264

Railroad & Shipping – 0.9%
Kansas City Southern Co.	40,972	$3,501,057

Real Estate – 1.5%
Extra Space Storage, Inc., REIT	63,539	$5,938,355

Restaurants – 3.5%
Aramark	239,849	$7,943,799
Domino’s Pizza, Inc.	13,421	1,769,693
Dunkin Brands Group, Inc.	93,407	4,406,008

		$14,119,500

Specialty Chemicals – 0.6%
Axalta Coating Systems Ltd. (a)	82,907	$2,420,884

Specialty Stores – 7.8%
Burlington Stores, Inc. (a)	19,286	$1,084,645
Lululemon Athletica, Inc. (a)	31,609	2,140,248
O’Reilly Automotive, Inc. (a)	31,323	8,571,852
Ross Stores, Inc.	181,198	10,491,364
Tiffany & Co.	35,603	2,612,548
Tractor Supply Co.	70,902	6,413,795

		$31,314,452

Telecommunications – Wireless – 1.7%
SBA Communications Corp. (a)	69,022	$6,913,934

Total Common Stocks		$392,078,045

	Strike Price	First Exercise
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	594	$1,218

MONEY MARKET FUNDS – 2.0%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			7,908,971	$7,908,971

COLLATERAL FOR SECURITIES LOANED – 1.3%
Navigator Securities Lending Prime Portfolio, 0.50% at Net Asset Value (j)			5,308,060	$5,308,060

Total Investments				$405,296,294

OTHER ASSETS, LESS LIABILITIES – (1.2)%				(4,913,019)

Net Assets – 100.0%				$400,383,275

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$392,079,263	$—	$—	$392,079,263
Mutual Funds	13,217,031	—	—	13,217,031
Total Investments	$405,296,294	$—	$—	$405,296,294

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $5,607,963 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Securities Lending Collateral

At March 31, 2016, the value of securities loaned was $7,424,919. These loans were collateralized by cash of $5,308,060 and U.S. Treasury Obligations of $2,263,150.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$303,123,674
Gross unrealized appreciation	108,838,912
Gross unrealized depreciation	(6,666,292)
Net unrealized appreciation (depreciation)	$102,172,620

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,278,652	15,026,700	(16,396,381)	7,908,971

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,693	$7,908,971

5

QUARTERLY REPORT

March 31, 2016

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.6%
Aerospace – 0.9%
HEICO Corp.	45,593	$2,741,507
Orbital ATK, Inc.	39,176	3,405,961

		$6,147,468

Automotive – 0.9%
Fenix Parts, Inc. (a)	755,006	$3,473,028
Mobileye N.V. (a)	67,173	2,504,881

		$5,977,909

Biotechnology – 4.7%
Acadia Pharmaceuticals, Inc. (a)	67,470	$1,886,461
Aduro Biotech, Inc. (a)	55,612	712,390
Alder Biopharmaceuticals, Inc. (a)	52,612	1,288,468
Alnylam Pharmaceuticals, Inc. (a)	27,090	1,700,439
AMAG Pharmaceuticals, Inc. (a)	150,560	3,523,104
Amicus Therapeutics, Inc. (a)	246,325	2,081,446
Chiasma, Inc. (a)	87,637	802,755
Exact Sciences Corp. (a)(l)	191,844	1,293,029
Ionis Pharmaceuticals, Inc. (a)	115,554	4,679,937
MiMedx Group, Inc. (a)	359,469	3,141,759
NantKwest, Inc. (a)(l)	64,244	528,086
Neurocrine Biosciences, Inc. (a)	44,025	1,741,189
Novavax, Inc. (a)(l)	215,643	1,112,718
Seres Therapeutics, Inc. (a)(l)	48,331	1,283,671
Tesaro, Inc. (a)	97,677	4,300,718
VTV Therapeutics, Inc. (a)	159,438	822,700

		$30,898,870

Broadcasting – 1.5%
Live Nation, Inc. (a)	440,644	$9,830,768

Brokerage & Asset Managers – 2.1%
NASDAQ, Inc.	163,066	$10,824,321
Raymond James Financial, Inc.	55,827	2,657,923

		$13,482,244

Business Services – 11.4%
Bright Horizons Family Solutions, Inc. (a)	316,774	$20,520,620
CoStar Group, Inc. (a)	29,757	5,599,375
Gartner, Inc. (a)	153,747	13,737,294
Global Payments, Inc.	139,739	9,124,957
Travelport Worldwide Ltd.	348,956	4,766,739
Tyler Technologies, Inc. (a)	19,148	2,462,624
Ultimate Software Group, Inc. (a)	36,859	7,132,217
Univar, Inc. (a)	328,200	5,638,476
WNS (Holdings) Ltd., ADR (a)	206,197	6,317,876

		$75,300,178

Computer Software – 4.8%
2U, Inc. (a)(l)	230,783	$5,215,696
Cadence Design Systems, Inc. (a)	290,228	6,843,576
Enghouse Systems Ltd.	65,351	2,646,244
Paylocity Holding Corp. (a)	115,480	3,780,815
Sabre Corp.	446,087	12,900,836

		$31,387,167

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 8.4%
Cvent, Inc. (a)	358,494	$7,671,772
Demandware, Inc. (a)	118,445	4,631,200
Fleetmatics Group PLC (a)	168,477	6,858,699
Model N, Inc. (a)	302,792	3,261,070
NICE Systems Ltd., ADR	132,741	8,600,289
Proofpoint, Inc. (a)	84,560	4,547,637
Rapid7, Inc. (a)(l)	305,066	3,987,213
ServiceNow, Inc. (a)	74,554	4,561,214
SS&C Technologies Holdings, Inc.	181,953	11,539,459

		$55,658,553

Construction – 4.3%
Interface, Inc.	291,851	$5,410,918
Lennox International, Inc.	49,846	6,738,681
Pool Corp.	75,147	6,593,398
Summit Materials, Inc., “A” (a)	284,677	5,536,968
Trex Co., Inc. (a)	84,963	4,072,277

		$28,352,242

Consumer Services – 2.8%
Carriage Services, Inc.	127,200	$2,748,792
Nord Anglia Education, Inc. (a)	317,944	6,641,850
ServiceMaster Global Holdings, Inc. (a)	248,458	9,361,897

		$18,752,539

Containers – 1.6%
Berry Plastics Group, Inc. (a)	289,648	$10,470,775

Electrical Equipment – 2.2%
Advanced Drainage Systems, Inc.	215,753	$4,595,539
AMETEK, Inc.	201,668	10,079,367

		$14,674,906

Electronics – 2.3%
Iriso Electronics Co. Ltd.	34,331	$1,702,137
Monolithic Power Systems, Inc.	99,545	6,335,044
Silicon Laboratories, Inc. (a)	134,325	6,039,252
Solaredge Technologies, Inc. (a)(l)	49,305	1,239,528

		$15,315,961

Engineering – Construction – 0.8%
Team, Inc. (a)	180,154	$5,473,078

Food & Beverages – 3.8%
Amplify Snack Brands, Inc. (a)	117,822	$1,687,211
Blue Buffalo Pet Products, Inc. (a)(l)	163,213	4,188,046
Flex Pharma, Inc. (a)	88,986	976,176
Freshpet, Inc. (a)(l)	610,773	4,476,966
Performance Food Group Co. (a)	187,277	4,372,918
Snyders-Lance, Inc.	216,509	6,815,703
WhiteWave Foods Co., “A” (a)	68,259	2,774,046

		$25,291,066

Gaming & Lodging – 0.6%
La Quinta Holdings, Inc. (a)	293,787	$3,672,337

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 2.0%
Five Below, Inc. (a)	210,539	$8,703,682
Ollie’s Bargain Outlet Holdings, Inc. (a)(l)	188,833	4,424,357

		$13,128,039

Internet – 0.9%
Marketo, Inc. (a)	287,196	$5,620,426

Machinery & Tools – 3.0%
Allison Transmission Holdings, Inc.	251,206	$6,777,538
IPG Photonics Corp. (a)	35,013	3,364,049
Nordson Corp.	43,204	3,285,232
SPX FLOW, Inc. (a)	103,269	2,589,986
WABCO Holdings, Inc. (a)	36,066	3,856,177

		$19,872,982

Medical & Health Technology & Services – 7.2%
Adeptus Health, Inc., “A” (a)(l)	78,794	$4,376,219
Brookdale Senior Living, Inc. (a)	269,145	4,274,023
Capital Senior Living Corp. (a)	243,197	4,504,008
Healthcare Services Group, Inc.	384,706	14,161,028
INC Research Holdings, Inc., “A” (a)	130,325	5,370,693
MEDNAX, Inc. (a)	90,309	5,835,768
Premier, Inc., “A” (a)	122,091	4,072,956
VCA, Inc. (a)	87,503	5,048,048

		$47,642,743

Medical Equipment – 11.6%
Align Technology, Inc. (a)	47,536	$3,455,392
AtriCure, Inc. (a)	75,722	1,274,401
Cepheid, Inc. (a)	199,392	6,651,717
DexCom, Inc. (a)	71,690	4,868,468
Hologic, Inc. (a)	225,523	7,780,543
Insulet Corp. (a)	145,440	4,822,790
Masimo Corp. (a)	338,756	14,173,551
NxStage Medical, Inc. (a)	301,802	4,524,012
PerkinElmer, Inc.	197,375	9,762,167
Steris PLC	180,322	12,811,878
VWR Corp. (a)	221,457	5,992,626

		$76,117,545

Oil Services – 0.9%
Forum Energy Technologies, Inc. (a)	266,991	$3,524,281
Patterson-UTI Energy, Inc.	142,129	2,504,313

		$6,028,594

Other Banks & Diversified Financials – 2.4%
First Republic Bank	60,809	$4,052,312
PrivateBancorp, Inc.	107,642	4,154,981
Texas Capital Bancshares, Inc. (a)	126,302	4,847,471
Webster Financial Corp.	72,459	2,601,278

		$15,656,042

Pharmaceuticals – 1.7%
Aratana Therapeutics, Inc. (a)	324,109	$1,789,082
Collegium Pharmaceutical, Inc. (a)	120,928	2,194,843
Intercept Pharmaceuticals, Inc. (a)	17,704	2,274,433
MediWound Ltd. (a)(l)	170,841	1,378,687

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
TherapeuticsMD, Inc. (a)	589,339	$3,771,770

		$11,408,815

Pollution Control – 0.1%
Clean Harbors, Inc. (a)	10,806	$533,168

Railroad & Shipping – 0.5%
Diana Shipping, Inc. (a)	624,195	$1,666,601
StealthGas, Inc. (a)	543,890	1,919,932

		$3,586,533

Real Estate – 1.2%
Sovran Self Storage, Inc., REIT	49,520	$5,840,884
Tanger Factory Outlet Centers, Inc., REIT	56,504	2,056,181

		$7,897,065

Restaurants – 3.7%
Chuy’s Holdings, Inc. (a)	112,104	$3,483,071
Domino’s Pizza, Inc.	23,438	3,090,535
Dunkin Brands Group, Inc.	127,868	6,031,534
El Pollo Loco Holdings, Inc. (a)	281,331	3,752,955
Wingstop, Inc. (a)	188,559	4,276,518
Zoe’s Kitchen, Inc. (a)	89,269	3,480,598

		$24,115,211

Special Products & Services – 1.5%
Boyd Group Income Fund, IEU	109,042	$6,410,284
WL Ross Holding Corp., EU (a)	314,794	3,302,189

		$9,712,473

Specialty Chemicals – 2.7%
Albemarle Corp.	61,425	$3,926,900
Axalta Coating Systems Ltd. (a)	323,466	9,445,207
Ferroglobe PLC	515,235	4,539,220

		$17,911,327

Specialty Stores – 3.0%
Boot Barn Holdings, Inc. (a)	122,886	$1,155,128
Citi Trends, Inc.	280,830	5,007,199
Monro Muffler Brake, Inc.	84,938	6,070,519
Urban Outfitters, Inc. (a)	229,757	7,602,659

		$19,835,505

Trucking – 1.1%
Swift Transportation Co. (a)	380,029	$7,079,940

Total Common Stocks		$636,832,469

	Strike Price	First Exercise

WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	2	$4

MONEY MARKET FUNDS – 4.4%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			28,844,796	$28,844,796

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 1.5%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)	10,037,017	$10,037,017

Total Investments		$675,714,286

OTHER ASSETS, LESS LIABILITIES – (2.5)%		(16,578,062)

Net Assets – 100.0%		$659,136,224

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

EU	Equity Unit

IEU	International Equity Unit

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$636,832,473	$—	$—	$636,832,473
Mutual Funds	38,881,813	—	—	38,881,813
Total Investments	$675,714,286	$—	$—	$675,714,286

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,702,137 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$638,540,015
Gross unrealized appreciation	99,669,919
Gross unrealized depreciation	(62,495,648)
Net unrealized appreciation (depreciation)	$37,174,271

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	23,019,974	38,944,451	(33,119,629)	28,844,796

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,729	$28,844,796

5

QUARTERLY REPORT

March 31, 2016

MFS® TOTAL RETURN BOND SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 98.3%
Aerospace – 0.1%
TransDigm, Inc., 6.5%, 7/15/2024	$2,970,000	$2,946,834

Asset-Backed & Securitized – 16.1%
Alm XIV Ltd., CLO, 2014-14A, “A1”, FRN, 2.051%, 7/28/2026 (n)	$9,007,942	$8,928,406
Ameriquest Mortgage Securities, Inc., “M1”, FRN, 0.903%, 10/25/2035	2,800,000	2,724,137
ARI Fleet Lease Trust, “A”, FRN, 0.736%, 1/15/2021 (n)	230,881	230,605
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (z)	6,042,000	6,041,210
Babson Ltd., CLO, FRN, 1.723%, 4/20/2025 (n)	9,870,445	9,737,934
Banc of America Commercial Mortgage, Inc., 5.337%, 12/15/2043 (n)	2,801,036	2,866,514
Banc of America Commercial Mortgage, Inc., FRN, 5.601%, 4/24/2049 (n)	637,169	646,492
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/2044 (n)	8,700,365	8,881,941
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036 (i)(z)	253,234	779
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036 (i)(z)	178,467	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/2036 (i)(z)	475,342	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036 (i)(z)	236,779	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/2037 (i)(z)	524,185	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.03%, 12/28/2040 (z)	127,284	91,995
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.471%, 1/12/2045	4,855,569	4,970,408
Bear Stearns Cos., Inc., “A2”, FRN, 0.883%, 12/25/2042	999,314	980,155
Cent CDO XI Ltd., “A1”, FRN, 0.878%, 4/25/2019 (n)	2,610,747	2,577,799
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 1.865%, 8/01/2024 (n)	5,669,598	5,658,202
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (z)	8,705,000	8,703,733
Chesapeake Funding LLC, “A”, FRN, 0.89%, 1/07/2025 (n)	5,240,335	5,230,103
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,305,753
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	7,821,982	7,967,270
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	12,918,021	13,169,965
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049	10,410,000	10,585,020

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
CNH Wholesale Master Note Trust, “A”, FRN, 1.036%, 8/15/2019 (n)	$10,568,000	$10,554,419
Commercial Mortgage Acceptance Corp., FRN, 1.787%, 9/15/2030 (i)	23,769	203
Commercial Mortgage Asset Trust, FRN, 0.472%, 1/17/2032 (i)(z)	487,870	1,074
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/2046	1,043,590	1,056,542
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	7,671,000	7,928,367
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/2045	3,950,000	4,153,778
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	8,605,908	9,299,546
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/2047	8,091,000	8,600,803
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,680,502
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	3,125,181
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.941%, 9/15/2039	8,539,993	8,848,366
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.699%, 6/15/2039	13,668,432	13,827,222
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.941%, 9/15/2039	6,667,307	6,911,238
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/2039	1,959,739	1,972,050
Credit-Based Asset Servicing & Securitization LLC, 4.131%, 12/25/2035	21,023	20,764
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,831,711
CWCapital Cobalt Ltd., “A4”, FRN, 5.761%, 5/15/2046	1,931,738	1,997,200
CWCapital LLC, 5.223%, 8/15/2048	438,488	442,956
Dryden Senior Loan Fund, CLO, “A”, FRN, 2.002%, 1/15/2025 (n)	7,548,370	7,504,355
Falcon Franchise Loan LLC, FRN, 49.508%, 1/05/2025 (i)(z)	4,813	1,163
First Union National Bank Commercial Mortgage Trust, FRN, 1.201%, 1/12/2043 (i)(q)(z)	80,447	230
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 2.019%, 1/17/2026 (n)	8,321,193	8,217,935
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	4,559,000	4,618,767
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	10,726,000	10,822,944
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/2049	974,966	988,983
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039	11,128,879	11,296,453

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	$7,904,407	$8,224,694
Harley-Davidson Motorcycle Trust, “A2”, FRN, 0.736%, 1/15/2019	1,416,737	1,416,672
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.991%, 12/10/2027 (n)	2,535,551	2,531,167
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.841%, 4/10/2028 (z)	4,201,847	4,192,100
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	9,314,291	9,831,554
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,308,428	3,401,970
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/2045	511,685	513,323
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	600,000	659,342
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.742%, 6/15/2049	685,417	688,201
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.935%, 2/15/2051	106,996	106,859
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.742%, 6/15/2049	9,677,430	9,899,440
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.576%, 7/15/2042 (n)(q)	130,000	23,400
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.698%, 2/12/2049	741,135	761,353
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.742%, 6/15/2049	15,944,203	15,766,006
JPMorgan Mortgage Trust, “A1”, FRN, 2.428%, 10/25/2033	313,277	298,228
Kingsland III Ltd., “A1”, CDO, FRN, 0.839%, 8/24/2021 (n)	1,145,604	1,139,296
LB-UBS Commercial Mortgage Trust, “A4”, 5.372%, 9/15/2039	2,810,085	2,830,347
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.069%, 2/18/2030 (i)	18,884	155
Merrill Lynch Mortgage Investors Inc., “A”, FRN, 2.372%, 5/25/2036	758,540	726,592
Merrill Lynch Mortgage Investors Inc., “A5”, FRN, 2.361%, 4/25/2035	516,481	485,951
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.837%, 6/12/2050	356,743	356,421
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,227,816
Morgan Stanley Capital I Trust, “AM”, FRN, 5.666%, 4/15/2049	14,764,000	14,695,135

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I, Inc., FRN, 0.757%, 11/15/2030 (i)(n)	$79,067	$1,118
Morgan Stanley Re-REMIC Trust, FRN, 5.793%, 8/15/2045 (n)	11,500,000	11,876,218
Motor PLC, 2015-1A, “A1”, FRN, 1.033%, 6/25/2022 (n)	4,620,000	4,611,374
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	6,772,000	6,709,138
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (z)	7,586,000	7,526,234
Nissan Master Owner Trust Receivables 2015, “A-2”, 1.44%, 1/15/2020	9,277,000	9,286,190
Preferred Term Securities XIX Ltd., CDO, FRN, 0.983%, 12/22/2035 (z)	325,454	221,036
Race Point CLO Ltd., “A”, FRN, 1.868%, 2/20/2025 (n)	7,740,000	7,670,425
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	87,197	70,657
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.782%, 7/22/2019 (n)	6,106,000	6,018,357
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.945%, 2/15/2051	6,668,848	6,871,509
Wachovia Bank Commercial Mortgage Trust, FRN, 5.703%, 6/15/2049	13,489,441	13,801,024
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	10,682,988	11,261,945

		$408,702,420

Automotive – 0.8%
General Motors Co., 4.875%, 10/02/2023	$4,291,000	$4,496,496
General Motors Co., 5.2%, 4/01/2045	4,005,000	3,764,988
General Motors Financial Co., Inc., 3.45%, 4/10/2022	2,500,000	2,454,675
Johnson Controls, Inc., 4.625%, 7/02/2044	2,272,000	2,196,272
Johnson Controls, Inc., 5.7%, 3/01/2041	2,075,000	2,251,838
Volkswagen Group America Finance LLC, 2.4%, 5/22/2020 (n)	6,214,000	6,087,725

		$21,251,994

Biotechnology – 0.6%
Life Technologies Corp., 5%, 1/15/2021	$13,872,000	$15,139,277

Broadcasting – 0.3%
Omnicom Group, Inc., 3.65%, 11/01/2024	$1,872,000	$1,928,956
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)	2,857,000	2,618,312
SES S.A., 5.3%, 4/04/2043 (z)	3,272,000	3,036,982

		$7,584,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Brokerage & Asset Managers – 0.9%
CME Group, Inc., 3%, 3/15/2025	$2,197,000	$2,226,574
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	1,591,000	1,624,503
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	9,058,000	9,223,689
NYSE Euronext, 2%, 10/05/2017	3,115,000	3,140,250
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	3,959,000	4,426,855
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	1,773,000	1,809,650

		$22,451,521

Building – 0.5%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$8,330,000	$8,395,815
Masco Corp., 4.375%, 4/01/2026	1,122,000	1,142,319
Mohawk Industries, Inc., 3.85%, 2/01/2023	2,668,000	2,755,158

		$12,293,292

Business Services – 0.2%
Equinix, Inc., 4.875%, 4/01/2020	$4,055,000	$4,194,898

Cable TV – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/2021	$3,840,000	$3,976,358
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	3,865,000	4,024,431
CCO Safari II LLC, 4.908%, 7/23/2025 (n)	7,676,000	8,096,768
Comcast Corp., 2.75%, 3/01/2023	3,297,000	3,407,014
SIRIUS XM Radio, Inc., 4.25%, 5/15/2020 (n)	7,940,000	8,069,025
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,721,000	3,303,158
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	368,406
Videotron Ltd., 5%, 7/15/2022	8,605,000	8,906,175

		$40,151,335

Chemicals – 0.9%
CF Industries Holdings, Inc., 7.125%, 5/01/2020	$3,767,000	$4,288,115
CF Industries Holdings, Inc., 5.375%, 3/15/2044	3,102,000	2,853,437
LYB International Finance B.V., 4.875%, 3/15/2044	2,890,000	2,881,469
LyondellBasell Industries N.V., 5.75%, 4/15/2024	5,384,000	6,228,626
Tronox Finance LLC, 6.375%, 8/15/2020	7,078,000	5,441,213

		$21,692,860

Computer Software – 0.3%
VeriSign, Inc., 4.625%, 5/01/2023	$6,600,000	$6,666,000

Computer Software – Systems – 0.2%
Apple, Inc., 4.375%, 5/13/2045	$4,792,000	$5,017,540

Issuer	Shares/Par	Value ($)
BONDS – continued
Conglomerates – 0.2%
General Electric Capital Corp., 7.5%, 8/21/2035	$4,000,000	$5,753,956

Consumer Products – 0.7%
Mattel, Inc., 5.45%, 11/01/2041	$4,191,000	$4,358,954
Newell Rubbermaid, Inc., 5.5%, 4/01/2046	1,514,000	1,644,804
Newell Rubbermaid, Inc., 4.2%, 4/01/2026	5,347,000	5,593,197
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	6,765,000	7,104,305

		$18,701,260

Consumer Services – 1.0%
ADT Corp., 6.25%, 10/15/2021	$7,105,000	$7,140,525
Priceline Group, Inc., 3.65%, 3/15/2025	3,610,000	3,702,777
Visa, Inc., 2.8%, 12/14/2022	13,000,000	13,557,310

		$24,400,612

Containers – 0.6%
Ball Corp., 4%, 11/15/2023	$4,870,000	$4,796,950
Ball Corp., 5%, 3/15/2022	1,385,000	1,447,325
Berry Plastics Corp., 5.125%, 7/15/2023	2,905,000	2,926,788
Sealed Air Corp., 5.125%, 12/01/2024 (n)	6,910,000	7,169,125

		$16,340,188

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$500,000	$562,281

Energy – Independent – 0.1%
EQT Corp., 4.875%, 11/15/2021	$3,718,000	$3,558,085

Energy – Integrated – 0.3%
BP Capital Markets PLC, 2.237%, 5/10/2019	$6,940,000	$7,024,134

Entertainment – 0.5%
Carnival Corp., 3.95%, 10/15/2020	$9,416,000	$10,006,609
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	3,710,000	3,812,025

		$13,818,634

Financial Institutions – 0.9%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$1,190,000	$1,297,100
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	8,810,000	7,818,875
Navient Corp., 4.625%, 9/25/2017	7,121,000	7,201,111
Navient Corp., 8%, 3/25/2020	5,448,000	5,420,760

		$21,737,846

Food & Beverages – 2.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$8,068,000	$8,290,572
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	10,273,000	11,480,714
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,567,618

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Beverages – continued
J.M. Smucker Co., 3%, 3/15/2022	$1,105,000	$1,136,435
J.M. Smucker Co., 4.25%, 3/15/2035	1,628,000	1,690,601
Kraft Foods Group, Inc., 5%, 6/04/2042	7,063,000	7,688,386
Kraft Heinz Co., 5.2%, 7/15/2045 (n)	3,178,000	3,555,829
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	4,992,000	5,296,038
Tyson Foods, Inc., 6.6%, 4/01/2016	2,065,000	2,065,000
Tyson Foods, Inc., 4.5%, 6/15/2022	6,476,000	7,095,352
Tyson Foods, Inc., 3.95%, 8/15/2024	2,294,000	2,445,537
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	7,334,000	7,637,239

		$60,949,321

Food & Drug Stores – 0.9%
CVS Health Corp., 3.5%, 7/20/2022	$5,913,000	$6,338,204
CVS Health Corp., 5.125%, 7/20/2045	5,294,000	6,131,098
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	3,548,000	3,653,464
Walgreens Boots Alliance, Inc., 3.8%, 11/18/2024	5,813,000	5,981,594

		$22,104,360

Forest & Paper Products – 0.5%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$3,608,000	$4,030,551
Georgia-Pacific LLC, 3.734%, 7/15/2023 (n)	5,299,000	5,515,925
Packaging Corp. of America, 3.65%, 9/15/2024	3,490,000	3,461,515

		$13,007,991

Gaming & Lodging – 0.5%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$4,350,000
Wyndham Worldwide Corp., 4.25%, 3/01/2022	4,662,000	4,806,583
Wyndham Worldwide Corp., 5.625%, 3/01/2021	1,732,000	1,895,605
Wyndham Worldwide Corp., 5.1%, 10/01/2025	1,155,000	1,213,549

		$12,265,737

Insurance – 1.8%
American International Group, Inc., 3.75%, 7/10/2025	$12,804,000	$12,788,738
American International Group, Inc., 3.9%, 4/01/2026	5,113,000	5,128,942
Five Corners Funding Trust, 4.419%, 11/15/2023 (n)	4,734,000	4,962,273
Pacific Lifecorp, 5.125%, 1/30/2043 (n)	5,527,000	5,831,858
Principal Financial Group, Inc., 3.4%, 5/15/2025	8,266,000	8,179,488
Unum Group, 7.125%, 9/30/2016	2,028,000	2,083,512
Unum Group, 4%, 3/15/2024	6,546,000	6,486,759

		$45,461,570

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – Health – 0.6%
Humana, Inc., 7.2%, 6/15/2018	$6,739,000	$7,492,494
UnitedHealth Group, Inc., 3.35%, 7/15/2022	7,989,000	8,498,770

		$15,991,264

Insurance – Property & Casualty – 1.8%
Allied World Assurance, 5.5%, 11/15/2020	$2,640,000	$2,900,927
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	6,835,000	6,848,752
Berkshire Hathaway, Inc., 2.2%, 3/15/2021	2,109,000	2,153,768
CNA Financial Corp., 5.875%, 8/15/2020	3,280,000	3,660,939
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	10,306,000	10,621,848
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	7,863,000	8,676,986
Marsh & McLennan Cos., Inc., 4.05%, 10/15/2023	4,129,000	4,359,654
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	912,460
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	4,852,000	4,767,090

		$44,902,424

Local Authorities – 0.7%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/2016	$1,750,000	$1,752,992
State of California (Build America Bonds), 7.625%, 3/01/2040	860,000	1,315,078
State of California (Build America Bonds), 7.6%, 11/01/2040	7,175,000	11,113,716
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,313,630

		$16,495,416

Major Banks – 7.3%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$5,664,000	$5,781,868
Bank of America Corp., 5.625%, 7/01/2020	8,555,000	9,613,365
Bank of America Corp., 5.875%, 1/05/2021	1,670,000	1,909,582
Bank of America Corp., 6.1%, 6/15/2017	1,725,000	1,804,153
Bank of America Corp., 4.125%, 1/22/2024	6,960,000	7,372,631
Bank of America Corp., 3.875%, 8/01/2025	7,955,000	8,244,896
Bank of America Corp., 4.45%, 3/03/2026	3,614,000	3,723,103
Bank of America Corp., FRN, 6.5%, 10/29/2049	4,004,000	4,132,929
Bank of America Corp., FRN, 6.1%, 12/29/2049	5,000,000	4,925,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	$1,899,000	$2,041,425
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	3,355,000	3,205,045
DBS Bank Ltd., 3.625% to 9/21/2017, FRN to 9/21/2022 (n)	4,108,000	4,207,742
Goldman Sachs Group, Inc., 5.625%, 1/15/2017	2,636,000	2,719,461
Goldman Sachs Group, Inc., 2.375%, 1/22/2018	5,005,000	5,069,379
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	11,855,000	12,227,543
Goldman Sachs Group, Inc., 5.15%, 5/22/2045	4,868,000	4,945,318
Huntington National Bank, 2.4%, 4/01/2020	1,087,000	1,078,556
ING Bank N.V., 3.75%, 3/07/2017 (n)	5,855,000	5,985,215
ING Bank N.V., 5.8%, 9/25/2023 (n)	11,715,000	12,765,695
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,499,232
JPMorgan Chase & Co., 4.5%, 1/24/2022	947,000	1,045,063
JPMorgan Chase & Co., 2%, 8/15/2017	3,637,000	3,672,846
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	375,308
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	4,869,000	4,902,557
Morgan Stanley, 5.75%, 10/18/2016	944,000	967,651
Morgan Stanley, 5.5%, 7/24/2020	1,600,000	1,798,891
Morgan Stanley, 5.5%, 7/28/2021	14,214,000	16,221,642
Morgan Stanley, 5.95%, 12/28/2017	400,000	427,960
Morgan Stanley, 3.75%, 2/25/2023	8,585,000	8,945,270
Morgan Stanley, 3.7%, 10/23/2024	2,879,000	2,973,489
Morgan Stanley, 4.3%, 1/27/2045	1,528,000	1,537,536
PNC Bank N.A., 3.8%, 7/25/2023	13,950,000	14,701,598
PNC Funding Corp., 5.625%, 2/01/2017	6,173,000	6,384,722
Regions Financial Corp., 2%, 5/15/2018	2,524,000	2,507,973
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	7,121,000	7,212,149
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	5,177,000	4,814,610
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FRN to 12/29/2049	1,662,000	1,584,717
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	2,149,416

		$185,475,536

Medical & Health Technology & Services – 0.8%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$4,733,000	$5,112,402
Catholic Health Initiatives, 2.95%, 11/01/2022	6,666,000	6,681,438
HCA, Inc. , 5.25%, 6/15/2026	5,271,000	5,402,775
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,518,000	2,467,428
McKesson Corp., 5.7%, 3/01/2017	1,210,000	1,259,145

		$20,923,188

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical Equipment – 0.6%
Medtronic, Inc., 4.625%, 3/15/2045	$7,021,000	$7,858,030
Zimmer Holdings, Inc., 2.7%, 4/01/2020	7,783,000	7,892,125

		$15,750,155

Metals & Mining – 1.2%
Barrick North America Finance LLC, 5.75%, 5/01/2043	$8,000,000	$7,231,976
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	4,000,000	2,710,000
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	4,000,000	2,450,000
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/2023	8,679,000	6,639,435
Kinross Gold Corp., 5.95%, 3/15/2024	6,437,000	5,473,574
Steel Dynamics, Inc., 5.125%, 10/01/2021	5,864,000	5,922,640

		$30,427,625

Midstream – 1.5%
Energy Transfer Partners LP, 5.15%, 2/01/2043	$3,573,000	$2,755,487
Energy Transfer Partners LP, 5.15%, 3/15/2045	2,596,000	2,018,021
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	6,851,235
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,123,426
Kinder Morgan Energy Partners LP, 4.3%, 5/01/2024	5,995,000	5,697,294
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	6,378,000	5,584,309
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	103,000	105,715
Kinder Morgan, Inc., 5.625%, 11/15/2023 (n)	3,000,000	3,043,695
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	8,270,000	7,949,538
Spectra Energy Capital LLC, 8%, 10/01/2019	613,000	673,951
Sunoco Logistics Partners LP, 4.25%, 4/01/2024	1,108,000	1,017,102
Williams Cos., Inc., 5.75%, 6/24/2044	1,011,000	672,315

		$38,492,088

Mortgage-Backed – 20.4%
Fannie Mae, 3%, 10/01/2030	$3,439,181	$3,594,388
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	12,873,013	13,782,054
Fannie Mae, 5.749%, 7/01/2016	941,598	941,478
Fannie Mae, 5.05%, 1/01/2017	236,184	239,051
Fannie Mae, 5.599%, 1/01/2017	417	417
Fannie Mae, 5.28%, 3/01/2017	128,254	130,632
Fannie Mae, 5.54%, 4/01/2017	97,727	100,051
Fannie Mae, 5.479%, 6/01/2017	385,972	393,621
Fannie Mae, 5.65%, 6/01/2017	146,961	152,720
Fannie Mae, 2.71%, 11/01/2017	357,778	364,885
Fannie Mae, 5.5%, 11/01/2017 - 4/01/2040	20,708,453	23,373,335

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 3.22%, 12/01/2017	$484,298	$497,326
Fannie Mae, 3.292%, 12/01/2017	932,323	950,402
Fannie Mae, 3.99%, 4/01/2018	600,000	627,431
Fannie Mae, 3.743%, 6/01/2018	2,612,344	2,713,485
Fannie Mae, 5.324%, 6/01/2018	375,103	399,975
Fannie Mae, 2.578%, 9/25/2018	4,398,318	4,496,247
Fannie Mae, 5.18%, 3/01/2019	121,278	130,434
Fannie Mae, 5.51%, 3/01/2019	182,138	201,859
Fannie Mae, 4.6%, 9/01/2019	715,797	782,321
Fannie Mae, 1.99%, 10/01/2019	2,627,394	2,663,334
Fannie Mae, 4.45%, 10/01/2019	501,188	547,704
Fannie Mae, 1.97%, 11/01/2019	1,032,238	1,049,436
Fannie Mae, 2.03%, 11/01/2019	1,288,420	1,312,473
Fannie Mae, 4.88%, 3/01/2020	18,096	19,384
Fannie Mae, 5%, 6/01/2020 - 3/01/2042	12,817,974	14,195,008
Fannie Mae, 5.19%, 9/01/2020	162,294	177,683
Fannie Mae, 3.416%, 10/01/2020	1,394,272	1,503,479
Fannie Mae, 2.14%, 5/01/2021	948,518	960,334
Fannie Mae, 3.89%, 7/01/2021	1,166,410	1,276,849
Fannie Mae, 2.56%, 10/01/2021	830,077	847,622
Fannie Mae, 2.64%, 11/01/2021	1,246,396	1,294,985
Fannie Mae, 2.75%, 3/01/2022	1,174,833	1,227,922
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	4,526,022	5,173,949
Fannie Mae, 2.525%, 10/01/2022	1,876,623	1,939,115
Fannie Mae, 2.68%, 3/01/2023	1,800,962	1,877,146
Fannie Mae, 2.41%, 5/01/2023	2,097,557	2,151,848
Fannie Mae, 2.55%, 5/01/2023	1,076,733	1,113,792
Fannie Mae, 4.5%, 5/01/2024 - 4/01/2044	23,396,230	25,558,576
Fannie Mae, 4%, 3/01/2025 - 2/01/2045	64,205,979	68,695,358
Fannie Mae, 4.5%, 5/01/2025	131,073	140,789
Fannie Mae, 3.5%, 9/01/2025 - 8/01/2043	11,768,543	12,395,564
Fannie Mae, 3%, 3/01/2027 - 12/01/2030	10,241,126	10,723,444
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	8,788	10,241
Fannie Mae, 3.5%, 4/01/2043 - 9/01/2043	8,464,820	8,891,265
Federal Home Loan Bank, 5%, 7/01/2035	3,751,135	4,162,093
Freddie Mac, 3.5%, 7/01/2042	5,389,612	5,648,143
Freddie Mac, 3%, 10/01/2042	327,045	335,424
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	38,173,064	40,766,415
Freddie Mac, 3.154%, 2/25/2018	883,277	909,479
Freddie Mac, 5%, 7/01/2018 - 4/01/2040	1,133,981	1,257,633
Freddie Mac, 2.412%, 8/25/2018	2,298,592	2,352,905
Freddie Mac, 2.303%, 9/25/2018	8,971,000	9,179,683
Freddie Mac, 2.323%, 10/25/2018	1,194,000	1,223,013
Freddie Mac, 2.22%, 12/25/2018	1,200,000	1,227,069
Freddie Mac, 2.13%, 1/25/2019	6,184,000	6,311,983
Freddie Mac, 2.086%, 3/25/2019	7,200,000	7,348,839
Freddie Mac, 1.883%, 5/25/2019	8,450,000	8,584,688
Freddie Mac, 5.5%, 6/01/2019 - 1/01/2038	794,863	893,550
Freddie Mac, 4.186%, 8/25/2019	1,110,000	1,205,531
Freddie Mac, 1.869%, 11/25/2019	6,121,000	6,214,392
Freddie Mac, 4.251%, 1/25/2020	807,000	884,514
Freddie Mac, 3.034%, 10/25/2020	2,606,000	2,760,355
Freddie Mac, 2.856%, 1/25/2021	5,331,000	5,620,014
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,677,603

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.716%, 6/25/2022	$1,478,636	$1,553,144
Freddie Mac, 2.682%, 10/25/2022	3,049,000	3,186,111
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,285,589
Freddie Mac, 3.3%, 4/25/2023	6,099,972	6,602,399
Freddie Mac, 3.06%, 7/25/2023	4,230,000	4,508,679
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,634,506
Freddie Mac, 3.458%, 8/25/2023	7,000,000	7,647,979
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,866,888
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,334,493
Freddie Mac, 3.329%, 5/25/2025	6,457,000	6,969,426
Freddie Mac, 4%, 7/01/2025 - 11/01/2043	15,916,993	17,002,936
Freddie Mac, 4.5%, 7/01/2025 - 6/01/2041	3,306,177	3,595,530
Freddie Mac, 3.5%, 8/01/2026 - 12/01/2045	27,409,085	28,731,994
Freddie Mac, 3%, 11/01/2030 - 5/01/2043	7,547,460	7,809,231
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	219,758	252,587
Freddie Mac, TBA, 4%, 4/01/2046	6,034,000	6,439,881
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	3,655,527	4,137,700
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	489,347	555,931
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	20,100,494	21,946,275
Ginnie Mae, 4%, 10/20/2040 - 10/20/2042	5,221,889	5,621,485
Ginnie Mae, 3.5%, 11/15/2040 - 12/20/2045	43,112,209	45,631,811

		$517,497,313

Municipals – 0.1%
Austin, TX, (Travis, Williamson and Hays Counties) Public Improvement Rev., 5%, 9/01/2026	$2,795,000	$3,548,923

Network & Telecom – 1.1%
AT&T, Inc., 4.5%, 5/15/2035	$8,154,000	$8,040,643
Frontier Communications Corp., 11%, 9/15/2025 (n)	2,970,000	2,984,850
Verizon Communications, Inc., 6.55%, 9/15/2043	12,376,000	16,302,001

		$27,327,494

Oil Services – 0.3%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)	$5,788,211	$1,295,112
Schlumberger Norge A.S., 1.25%, 8/01/2017 (n)	5,189,000	5,152,667

		$6,447,779

Oils – 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$2,642,000	$2,359,000

Other Banks & Diversified Financials – 2.4%
Abbey National Treasury Services PLC, 3.05%, 8/23/2018	$2,885,000	$2,964,565
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/2018 (n)	5,269,000	5,384,386
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,570,000	2,852,443
BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	5,713,873
Capital One Bank (USA) N.A., 3.375%, 2/15/2023	3,111,000	3,134,855
Capital One Financial Corp., 6.15%, 9/01/2016	1,203,000	1,227,420

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
Citigroup, Inc., 4.4%, 6/10/2025	$4,533,000	$4,622,355
Citizens Financial Group, Inc., 4.3%, 12/03/2025	1,860,000	1,922,701
Discover Bank, 7%, 4/15/2020	7,009,000	7,969,920
Discover Financial Services, 3.75%, 3/04/2025	670,000	652,136
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	7,880,000	9,738,340
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (z)	1,777,000	1,724,577
Macquarie Group Ltd., 3%, 12/03/2018 (n)	350,000	354,708
Rabobank Nederland N.V., 3.95%, 11/09/2022	4,408,000	4,515,414
U.S. Bank NA Cincinnati, 2.8%, 1/27/2025	2,136,000	2,179,337
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (z)	4,836,000	4,842,896

		$59,799,926

Pharmaceuticals – 3.0%
AbbVie, Inc., 4.5%, 5/14/2035	$4,677,000	$4,859,445
Actavis Funding SCS, 4.85%, 6/15/2044	1,631,000	1,736,914
Actavis Funding SCS, 4.55%, 3/15/2035	2,232,000	2,299,652
Actavis Funding SCS, 3%, 3/12/2020	4,494,000	4,620,767
Bayer U.S. Finance LLC, 3.375%, 10/08/2024 (n)	2,779,000	2,929,772
Biogen, Inc., 5.2%, 9/15/2045	4,888,000	5,421,735
Celgene Corp., 1.9%, 8/15/2017	5,062,000	5,102,557
Celgene Corp., 2.875%, 8/15/2020	13,158,000	13,552,174
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)	2,970,000	2,795,513
Forest Laboratories, Inc., 4.875%, 2/15/2021 (n)	18,926,000	20,867,391
Gilead Sciences, Inc., 4.8%, 4/01/2044	6,643,000	7,274,988
Gilead Sciences, Inc., 2.35%, 2/01/2020	817,000	835,926
Gilead Sciences, Inc., 4.75%, 3/01/2046	3,545,000	3,880,329

		$76,177,163

Precious Metals & Minerals – 0.1%
Teck Resources Ltd., 6%, 8/15/2040	$826,000	$462,560
Teck Resources Ltd., 5.4%, 2/01/2043	3,323,000	1,827,650

		$2,290,210

Real Estate – Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$2,546,807

Real Estate – Healthcare – 0.3%
HCP, Inc., REIT, 3.875%, 8/15/2024	$5,515,000	$5,322,775
HCP, Inc., REIT, 5.375%, 2/01/2021	1,134,000	1,238,445

		$6,561,220

Real Estate – Office – 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$5,395,000	$5,642,501

Issuer	Shares/Par	Value ($)
BONDS – continued
Real Estate – Office – continued
Boston Properties LP, REIT, 3.8%, 2/01/2024	$3,803,000	$3,985,065

		$9,627,566

Real Estate – Other – 0.0%
Liberty Property LP, REIT, 5.5%, 12/15/2016	$1,013,000	$1,040,497

Real Estate – Retail – 0.7%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$4,811,000	$4,694,944
DDR Corp., REIT, 4.625%, 7/15/2022	2,365,000	2,509,123
DDR Corp., REIT, 3.375%, 5/15/2023	6,575,000	6,384,332
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019	3,213,000	3,962,766

		$17,551,165

Restaurants – 0.2%
McDonald’s Corp., 3.7%, 1/30/2026	$3,642,000	$3,857,395
YUM! Brands, Inc., 5.35%, 11/01/2043	2,666,000	2,042,823

		$5,900,218

Retailers – 0.6%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$7,156,000	$6,052,015
Gap, Inc., 5.95%, 4/12/2021	7,230,000	7,833,278
Home Depot, Inc., 2.625%, 6/01/2022	2,280,000	2,358,510

		$16,243,803

Supermarkets – 0.1%
Kroger Co., 3.85%, 8/01/2023	$2,248,000	$2,417,113

Telecommunications – Wireless – 0.6%
American Tower Corp., REIT, 5%, 2/15/2024	$7,009,000	$7,691,480
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	952,000	1,019,631
Numericable Group S.A., 6%, 5/15/2022 (n)	2,970,000	2,895,750
SBA Tower Trust, 2.898%, 10/15/2044 (n)	4,229,000	4,249,011

		$15,855,872

Tobacco – 1.1%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$7,775,000	$8,117,131
Reynolds American, Inc., 5.85%, 8/15/2045	624,000	762,004
Reynolds American, Inc., 4%, 6/12/2022	8,396,000	9,123,967
Reynolds American, Inc., 4.45%, 6/12/2025	4,148,000	4,563,804
Reynolds American, Inc., 8.125%, 6/23/2019	3,344,000	3,995,622

		$26,562,528

Transportation – Services – 0.3%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,690,000	$3,431,041

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Transportation – Services – continued
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,612,000	$1,685,194
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	7,405,000	2,665,800

		$7,782,035

U.S. Government Agencies and Equivalents – 2.4%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/2020	$230,281	$230,412
Small Business Administration, 4.93%, 1/01/2024	20,812	22,555
Small Business Administration, 4.34%, 3/01/2024	33,721	35,648
Small Business Administration, 4.99%, 9/01/2024	23,479	25,511
Small Business Administration, 4.86%, 1/01/2025	55,698	59,908
Small Business Administration, 4.625%, 2/01/2025	60,078	64,313
Small Business Administration, 5.11%, 4/01/2025	47,995	52,281
Small Business Administration, 4.43%, 5/01/2029	642,251	700,059
Small Business Administration, 3.25%, 11/01/2030	589,752	623,071
Small Business Administration, 2.85%, 9/01/2031	1,234,273	1,283,867
Small Business Administration, 2.37%, 8/01/2032	1,045,965	1,058,529
Small Business Administration, 3.21%, 9/01/2030	5,853,388	6,176,307
Small Business Administration, 2.13%, 1/01/2033	3,938,583	3,930,837
Small Business Administration, 2.21%, 2/01/2033	974,039	979,254
Small Business Administration, 2.22%, 3/01/2033	3,593,051	3,630,212
Small Business Administration, 2.08%, 4/01/2033	5,591,199	5,579,439
Small Business Administration, 2.45%, 6/01/2033	6,856,019	6,967,717
Small Business Administration, 3.15%, 7/01/2033	8,990,269	9,417,174
Small Business Administration, 3.16%, 8/01/2033	9,132,835	9,586,251
Small Business Administration, 3.62%, 9/01/2033	8,528,574	9,244,341

		$59,667,686

U.S. Treasury Obligations – 14.1%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$12,590,000	$17,274,361
U.S. Treasury Bonds, 4.75%, 2/15/2037	1,576,000	2,230,224
U.S. Treasury Bonds, 4.375%, 2/15/2038	17,377,000	23,486,788
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,597,600	6,295,659
U.S. Treasury Bonds, 3.125%, 11/15/2041	500,000	556,230
U.S. Treasury Bonds, 3.125%, 2/15/2042	1,300,000	1,445,792

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.875%, 5/15/2043	$18,428,200	$19,417,997
U.S. Treasury Notes, 0.75%, 6/30/2017 (f)	116,620,000	116,729,390
U.S. Treasury Notes, 0.75%, 12/31/2017	3,000,000	3,001,056
U.S. Treasury Notes, 2.875%, 3/31/2018	2,000,000	2,083,672
U.S. Treasury Notes, 2.625%, 4/30/2018	1,600,000	1,662,187
U.S. Treasury Notes, 1.5%, 8/31/2018	13,955,000	14,191,035
U.S. Treasury Notes, 1.625%, 6/30/2019	119,619,000	122,287,102
U.S. Treasury Notes, 1%, 8/31/2019	5,600,000	5,607,874
U.S. Treasury Notes, 3.375%, 11/15/2019	1,800,000	1,951,594
U.S. Treasury Notes, 3.625%, 2/15/2020	4,200,000	4,610,155
U.S. Treasury Notes, 3%, 11/15/2045	13,000,000	14,034,410

		$356,865,526

Utilities – Electric Power – 2.5%
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	$6,436,000	$7,444,431
CMS Energy Corp., 6.25%, 2/01/2020	1,925,000	2,212,095
CMS Energy Corp., 5.05%, 3/15/2022	5,272,000	5,898,024
Constellation Energy Group, Inc., 5.15%, 12/01/2020	2,487,000	2,755,454
Dominion Resources, Inc., 3.625%, 12/01/2024	6,901,000	7,001,872
Dominion Resources, Inc., 3.9%, 10/01/2025	2,048,000	2,106,348
EDP Finance B.V., 5.25%, 1/14/2021 (n)	7,774,000	8,109,604
EDP Finance B.V., 4.9%, 10/01/2019 (n)	2,743,000	2,860,400
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	3,623,000	3,865,741
Exelon Generation Co. LLC, 4.25%, 6/15/2022	6,123,000	6,420,137
PPL Capital Funding, Inc., 5%, 3/15/2044	3,429,000	3,675,470
PPL Corp., 3.5%, 12/01/2022	1,050,000	1,089,624
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	8,842,000	9,805,893
Waterford 3 Funding Corp., 8.09%, 1/02/2017	31,771	31,738

		$63,276,831

Total Bonds		$2,489,582,567

	Strike Price	First Exercise
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	62	$127

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	680,845	$680,845

Total Investments		$2,490,263,539

OTHER ASSETS, LESS LIABILITIES – 1.7%		43,334,567

Net Assets – 100.0%		$2,533,598,106

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $367,604,577 representing 14.5% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024	2/17/16	$6,041,547	$6,041,210
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036	2/28/06	21,880	779
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036	5/16/06	13,553	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/2036	9/11/06	45,103	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036	10/25/06	106,562	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/2037	1/26/07	9,800	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.03%, 12/28/2040	3/01/06	127,284	91,995
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028	3/24/16	8,703,734	8,703,733
Commercial Mortgage Asset Trust, FRN, 0.472%, 1/17/2032	4/09/12	1,726	1,074
Falcon Franchise Loan LLC, FRN, 49.508%, 1/05/2025	1/29/03	424	1,163
First Union National Bank Commercial Mortgage Trust, FRN, 1.201%, 1/12/2043	4/09/12	3	230
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.841%, 4/10/2028	3/25/14	4,201,847	4,192,100
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026	1/08/16	1,777,000	1,724,577
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020	10/23/15	7,585,380	7,526,234
Preferred Term Securities XIX Ltd., CDO, FRN, 0.983%, 12/22/2035	3/28/11	225,194	221,036
SES S.A., 5.3%, 4/04/2043	1/08/14	3,180,646	3,036,982
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025	9/21/15	4,827,343	4,842,896
Total Restricted Securities			$36,384,009
% of Net assets			1.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/16

Futures Contracts at 3/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	225	$29,337,891	June - 2016	$(19,336)
U.S. Treasury Bond 30 yr (Long)	USD	40	6,577,500	June - 2016	(65,000)
U.S. Ultra Bond (Long)	USD	85	14,665,156	June - 2016	(176,893)

					$(261,229)

At March 31, 2016, the fund had liquid securities with an aggregate value of $382,359 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$127	$—	$—	$127
U.S. Treasury Bonds and U.S. Government Agencies and Equivalents	—	416,533,212	—	416,533,212
Municipal Bonds	—	3,548,923	—	3,548,923
U.S. Corporate Bonds	—	960,318,812	—	960,318,812
Residential Mortgage-Backed Securities	—	522,803,797	—	522,803,797
Commercial Mortgage-Backed Securities	—	263,155,540	—	263,155,540
Asset-Backed Securities (including CDOs)	—	140,240,396	—	140,240,396
Foreign Bonds	—	182,981,887	—	182,981,887
Mutual Funds	680,845	—	—	680,845
Total Investments	$680,972	$2,489,582,567	$—	$2,490,263,539

Other Financial Instruments
Futures Contracts – Liabilities	$(261,229)	$—	$—	$(261,229)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,479,792,434
Gross unrealized appreciation	60,470,077
Gross unrealized depreciation	(49,998,972)
Net unrealized appreciation (depreciation)	$10,471,105

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	86,235,675	101,621,691	(187,176,521)	680,845

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$27,409	$680,845

QUARTERLY REPORT

March 31, 2016

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.4%
Aerospace – 3.8%
Honeywell International, Inc.	60,483	$6,777,120
Northrop Grumman Corp.	29,267	5,791,939
Orbital ATK, Inc.	33,379	2,901,970
Rockwell Collins, Inc.	30,056	2,771,464
United Technologies Corp.	55,964	5,601,996

		$23,844,489

Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	35,152	$5,311,116

Apparel Manufacturers – 2.0%
Hanesbrands, Inc.	115,694	$3,278,768
NIKE, Inc., “B”	97,666	6,003,529
PVH Corp.	35,201	3,487,011

		$12,769,308

Automotive – 0.3%
Harley-Davidson, Inc.	42,509	$2,181,987

Biotechnology – 1.9%
Alexion Pharmaceuticals, Inc. (a)	35,573	$4,952,473
Celgene Corp. (a)	69,551	6,961,360

		$11,913,833

Broadcasting – 2.2%
Nielsen Holdings PLC	66,499	$3,501,837
Time Warner, Inc.	71,537	5,190,009
Twenty-First Century Fox, Inc.	172,569	4,811,224

		$13,503,070

Brokerage & Asset Managers – 2.3%
BlackRock, Inc.	24,695	$8,410,376
NASDAQ, Inc.	95,388	6,331,855

		$14,742,231

Business Services – 4.1%
Accenture PLC, “A”	44,420	$5,126,068
Cognizant Technology Solutions Corp., “A” (a)	69,360	4,348,872
Equifax, Inc.	25,832	2,952,339
Fidelity National Information Services, Inc.	65,453	4,143,829
Fiserv, Inc. (a)	30,264	3,104,481
Gartner, Inc. (a)	31,178	2,785,754
Global Payments, Inc.	47,942	3,130,613

		$25,591,956

Cable TV – 1.9%
Charter Communications, Inc., “A” (a)(l)	24,817	$5,023,705
Comcast Corp., “A”	40,610	2,480,459
Time Warner Cable, Inc.	22,657	4,636,075

		$12,140,239

Chemicals – 1.8%
E.I. du Pont de Nemours & Co.	57,720	$3,654,830
Monsanto Co.	40,419	3,546,363

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – continued
PPG Industries, Inc.	35,702	$3,980,416

		$11,181,609

Computer Software – 3.1%
Adobe Systems, Inc. (a)	53,230	$4,992,974
Microsoft Corp.	50,131	2,768,735
Qlik Technologies, Inc. (a)	78,691	2,275,744
Sabre Corp.	96,860	2,801,191
Salesforce.com, Inc. (a)	85,253	6,294,229

		$19,132,873

Computer Software – Systems – 4.0%
Apple, Inc. (s)	164,344	$17,911,853
Constellation Software, Inc.	4,007	1,640,718
Hewlett Packard Enterprise	302,907	5,370,541

		$24,923,112

Construction – 0.8%
Sherwin-Williams Co.	17,214	$4,900,309

Consumer Products – 1.7%
Estee Lauder Cos., Inc., “A”	32,956	$3,108,080
Kimberly-Clark Corp.	33,276	4,475,955
Newell Rubbermaid, Inc.	74,509	3,300,004

		$10,884,039

Consumer Services – 0.6%
Priceline Group, Inc. (a)	3,166	$4,080,847

Containers – 0.5%
Berry Plastics Group, Inc. (a)	37,834	$1,367,699
Crown Holdings, Inc. (a)	39,889	1,978,096

		$3,345,795

Electrical Equipment – 3.5%
Danaher Corp.	165,641	$15,712,705
Tyco International PLC	84,299	3,094,616
W.W. Grainger, Inc.	13,325	3,110,455

		$21,917,776

Electronics – 1.2%
Analog Devices, Inc.	30,165	$1,785,466
Broadcom Corp.	36,272	5,604,024

		$7,389,490

Energy – Independent – 3.7%
EOG Resources, Inc.	104,968	$7,618,577
EQT Corp.	33,089	2,225,566
Memorial Resource Development Corp. (a)	266,746	2,715,474
Noble Energy, Inc.	78,027	2,450,828
Pioneer Natural Resources Co.	22,286	3,136,532
Valero Energy Corp.	79,208	5,080,401

		$23,227,378

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Energy – Integrated – 1.2%
Exxon Mobil Corp. (s)	91,533	$7,651,244

Food & Beverages – 3.8%
Archer Daniels Midland Co.	51,882	$1,883,835
Blue Buffalo Pet Products, Inc. (a)(l)	71,103	1,824,503
Coca-Cola Co.	173,452	8,046,438
J.M. Smucker Co.	24,686	3,205,230
Mead Johnson Nutrition Co., “A”	42,193	3,585,139
Mondelez International, Inc.	128,321	5,148,239

		$23,693,384

Food & Drug Stores – 1.2%
CVS Health Corp.	72,925	$7,564,510

General Merchandise – 2.5%
Costco Wholesale Corp.	38,501	$6,066,988
Dollar Tree, Inc. (a)	56,736	4,678,451
Target Corp.	62,065	5,106,708

		$15,852,147

Health Maintenance Organizations – 1.5%
Cigna Corp.	15,247	$2,092,498
UnitedHealth Group, Inc.	54,914	7,078,415

		$9,170,913

Insurance – 2.3%
American International Group, Inc.	113,041	$6,109,866
Chubb Ltd.	69,605	8,293,436

		$14,403,302

Internet – 5.7%
Alibaba Group Holding Ltd., ADR (a)	29,081	$2,298,271
Alphabet, Inc., “A” (a)	19,345	14,758,301
Alphabet, Inc., “C” (a)	8,671	6,459,461
Facebook, Inc., “A “ (a)	90,735	10,352,864
LinkedIn Corp., “A” (a)	16,872	1,929,313

		$35,798,210

Machinery & Tools – 1.1%
Roper Technologies, Inc.	36,776	$6,721,550

Major Banks – 5.9%
Goldman Sachs Group, Inc.	38,551	$6,051,736
JPMorgan Chase & Co. (s)	207,579	12,292,828
PNC Financial Services Group, Inc.	59,346	5,018,891
Wells Fargo & Co.	278,051	13,446,546

		$36,810,001

Medical & Health Technology & Services – 1.1%
McKesson Corp.	22,420	$3,525,545
VCA, Inc. (a)	61,781	3,564,146

		$7,089,691

Medical Equipment – 4.5%
Cooper Cos., Inc.	23,352	$3,595,508
Medtronic PLC	123,561	9,267,075
PerkinElmer, Inc.	55,129	2,726,680
Steris PLC	22,924	1,628,750

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – continued
Stryker Corp.	67,586	$7,251,302
VWR Corp. (a)	130,801	3,539,475

		$28,008,790

Natural Gas – Distribution – 0.7%
Sempra Energy	40,560	$4,220,268

Natural Gas – Pipeline – 0.5%
Enterprise Products Partners LP	120,226	$2,959,964

Network & Telecom – 1.4%
Cisco Systems, Inc.	304,033	$8,655,820

Oil Services – 1.1%
Halliburton Co.	113,712	$4,061,793
Schlumberger Ltd.	35,189	2,595,189

		$6,656,982

Other Banks & Diversified Financials – 4.0%
Discover Financial Services	72,132	$3,672,962
PrivateBancorp, Inc.	80,056	3,090,162
Visa, Inc., “A”	196,879	15,057,306
Wintrust Financial Corp.	78,868	3,497,007

		$25,317,437

Pharmaceuticals – 4.8%
Allergan PLC (a)	25,009	$6,703,162
Bristol-Myers Squibb Co.	46,266	2,955,472
Eli Lilly & Co.	110,223	7,937,158
Endo International PLC (a)	56,090	1,578,934
Merck & Co., Inc.	155,531	8,229,145
Zoetis, Inc.	63,192	2,801,301

		$30,205,172

Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	15,208	$2,017,950
Union Pacific Corp.	78,070	6,210,469

		$8,228,419

Real Estate – 1.2%
Ventas, Inc., REIT	120,688	$7,598,517

Restaurants – 1.4%
Aramark	127,967	$4,238,267
YUM! Brands, Inc.	53,266	4,359,822

		$8,598,089

Specialty Chemicals – 0.5%
Albemarle Corp.	46,479	$2,971,403

Specialty Stores – 4.3%
Amazon.com, Inc. (a)	16,221	$9,629,434
AutoZone, Inc. (a)	5,440	4,333,994
Gap, Inc.	86,624	2,546,746
Lululemon Athletica, Inc. (a)	40,940	2,772,047
Ross Stores, Inc.	74,707	4,325,535
Urban Outfitters, Inc. (a)	101,926	3,372,731

		$26,980,487

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telecommunications – Wireless – 1.1%
American Tower Corp., REIT	66,116	$6,768,295

Telephone Services – 1.3%
Verizon Communications, Inc.	149,592	$8,089,935

Tobacco – 2.0%
Philip Morris International, Inc.	77,049	$7,559,277
Reynolds American, Inc.	101,892	5,126,187

		$12,685,464

Utilities – Electric Power – 2.8%
American Electric Power Co., Inc.	50,532	$3,355,325
CMS Energy Corp.	128,929	5,471,747
NextEra Energy, Inc.	47,920	5,670,853
Xcel Energy, Inc.	73,249	3,063,273

		$17,561,198

Total Common Stocks		$623,242,649

CONVERTIBLE PREFERRED STOCKS – 0.4%
Telephone Services – 0.4%
Frontier Communications Corp., 11.125%	23,254	$2,427,718

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	4,537	$9,301

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	5,264,503	$5,264,503

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)	1,027,234	$1,027,234

Total Investments		$631,971,405

SECURITIES SOLD SHORT – (0.2)%
Telecommunications – Wireless – (0.2)%
Crown Castle International Corp., REIT	(13,028)	$(1,126,922)

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(3,950,323)

Net Assets – 100.0%		$626,894,160

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2016, the fund had cash collateral of $3,319 and other liquid securities with an aggregate value of $2,241,372 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$625,679,668	$—	$—	$625,679,668
Mutual Funds	6,291,737	—	—	6,291,737
Total Investments	$631,971,405	$—	$—	$631,971,405
Short Sales	$(1,126,922)	$—	$—	$(1,126,922)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Securities Lending Collateral

At March 31, 2016, the value of securities loaned was $5,434,467.These loans were collateralized by cash of $1,027,234 and U.S. Treasury Obligations of $4,533,775.

4

Supplemental Information (unaudited) – continued

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$504,965,313
Gross unrealized appreciation	142,245,373
Gross unrealized depreciation	(15,239,281)
Net unrealized appreciation (depreciation)	$127,006,092

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	378,735	24,347,386	(19,461,618)	5,264,503

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,835	$5,264,503

5

QUARTERLY REPORT

March 31, 2016

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 59.8%
Aerospace – 2.9%
Honeywell International, Inc.	201,662	$22,596,234
Lockheed Martin Corp.	64,730	14,337,695
Northrop Grumman Corp.	86,263	17,071,448
Orbital ATK, Inc.	13,294	1,155,780
United Technologies Corp.	200,889	20,108,989

		$75,270,146

Airlines – 0.1%
Delta Air Lines, Inc.	55,381	$2,695,947

Alcoholic Beverages – 0.4%
Diageo PLC	358,833	$9,696,755

Automotive – 1.6%
Delphi Automotive PLC	95,749	$7,183,090
General Motors Co.	113,444	3,565,545
Harley-Davidson, Inc.	51,349	2,635,744
Hyundai Motor Co. Ltd.	28,317	3,776,095
Johnson Controls, Inc.	234,829	9,151,286
Kia Motors Corp.	139,357	5,885,749
LKQ Corp. (a)	110,800	3,537,844
Magna International, Inc.	150,174	6,455,603

		$42,190,956

Biotechnology – 0.2%
Celgene Corp. (a)	21,841	$2,186,066
Gilead Sciences, Inc.	37,517	3,446,312

		$5,632,378

Broadcasting – 1.3%
Omnicom Group, Inc.	143,937	$11,979,877
Time Warner, Inc.	162,048	11,756,582
Twenty-First Century Fox, Inc.	119,331	3,326,948
Viacom, Inc., “B”	48,659	2,008,644
Walt Disney Co.	38,278	3,801,388

		$32,873,439

Brokerage & Asset Managers – 1.0%
BlackRock, Inc.	27,034	$9,206,969
Blackstone Group LP	72,537	2,034,663
Franklin Resources, Inc.	210,562	8,222,446
NASDAQ, Inc.	83,434	5,538,349

		$25,002,427

Business Services – 1.5%
Accenture PLC, “A”	210,770	$24,322,858
Equifax, Inc.	10,336	1,181,301
Fidelity National Information Services, Inc.	70,039	4,434,169
Fiserv, Inc. (a)	25,042	2,568,808
Global Payments, Inc.	109,783	7,168,830

		$39,675,966

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Cable TV – 1.6%
Comcast Corp., “A”	454,338	$27,750,965
Time Warner Cable, Inc.	63,612	13,016,287

		$40,767,252

Chemicals – 2.4%
3M Co.	118,245	$19,703,164
Celanese Corp.	54,790	3,588,745
E.I. du Pont de Nemours & Co.	104,856	6,639,482
LyondellBasell Industries N.V., “A”	115,006	9,842,213
Monsanto Co.	21,432	1,880,444
PPG Industries, Inc.	193,861	21,613,563

		$63,267,611

Computer Software – 1.0%
CA, Inc.	106,542	$3,280,428
Microsoft Corp.	185,935	10,269,190
Oracle Corp.	225,498	9,225,123
Sabre Corp.	158,119	4,572,801

		$27,347,542

Computer Software – Systems – 0.9%
Apple, Inc.	47,473	$5,174,082
Hewlett Packard Enterprise	140,175	2,485,303
International Business Machines Corp.	84,068	12,732,099
Seagate Technology PLC	64,908	2,236,081

		$22,627,565

Construction – 0.6%
Bellway PLC	28,630	$1,078,573
Owens Corning	184,291	8,713,278
Stanley Black & Decker, Inc.	49,986	5,259,027

		$15,050,878

Consumer Products – 0.5%
Kimberly-Clark Corp.	32,993	$4,437,888
Newell Rubbermaid, Inc.	39,811	1,763,229
Procter & Gamble Co.	32,165	2,647,501
Reckitt Benckiser Group PLC	35,516	3,432,961

		$12,281,579

Containers – 0.1%
Crown Holdings, Inc. (a)	52,396	$2,598,318

Electrical Equipment – 1.5%
Danaher Corp.	248,242	$23,548,236
Pentair PLC	83,101	4,509,060
Tyco International PLC	290,532	10,665,430

		$38,722,726

Electronics – 1.1%
Analog Devices, Inc.	29,292	$1,733,793
Intel Corp.	102,001	3,299,732
Maxim Integrated Products, Inc.	78,004	2,868,987
Microchip Technology, Inc.	54,737	2,638,323

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	315,612	$8,269,034
Texas Instruments, Inc.	192,959	11,079,706

		$29,889,575

Energy – Independent – 1.9%
Anadarko Petroleum Corp.	86,996	$4,051,404
California Resources Corp.	4,537	4,673
Canadian Natural Resources Ltd. (l)	67,431	1,820,637
EOG Resources, Inc.	113,412	8,231,443
EQT Corp.	53,211	3,578,972
Hess Corp.	75,612	3,980,972
Marathon Petroleum Corp.	98,504	3,662,379
Noble Energy, Inc.	115,206	3,618,620
Occidental Petroleum Corp.	108,692	7,437,794
Valero Energy Corp.	201,558	12,927,930

		$49,314,824

Energy – Integrated – 1.4%
BP PLC	1,135,245	$5,709,177
Chevron Corp.	146,849	14,009,395
Exxon Mobil Corp.	194,290	16,240,701

		$35,959,273

Food & Beverages – 2.4%
Archer Daniels Midland Co.	318,789	$11,575,229
Coca-Cola Co.	76,964	3,570,360
Danone S.A.	99,797	7,098,572
Dean Foods Co.	56,739	982,719
General Mills, Inc.	237,612	15,052,720
J.M. Smucker Co.	8,614	1,118,442
Kellogg Co.	57,946	4,435,766
McCormick & Co., Inc.	25,016	2,488,592
Mondelez International, Inc.	84,826	3,403,219
Nestle S.A.	177,338	13,251,246

		$62,976,865

Food & Drug Stores – 1.3%
CVS Health Corp.	271,129	$28,124,211
Kroger Co.	95,014	3,634,286
Lawson, Inc.	24,800	2,075,756

		$33,834,253

Gaming & Lodging – 0.1%
Hilton Worldwide Holdings, Inc.	83,243	$1,874,632

General Merchandise – 1.0%
Kohl’s Corp.	72,126	$3,361,793
Target Corp.	281,033	23,123,395

		$26,485,188

Health Maintenance Organizations – 0.2%
Cigna Corp.	36,692	$5,035,610

Insurance – 4.0%
Aon PLC	127,202	$13,286,249
Chubb Ltd.	168,376	20,062,000
MetLife, Inc.	538,349	23,655,055

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – continued
Prudential Financial, Inc.	182,016	$13,145,196
Suncorp-Metway Ltd.	371,395	3,390,693
Travelers Cos., Inc.	141,998	16,572,587
Validus Holdings Ltd.	169,082	7,978,980
Zurich Insurance Group AG	28,053	6,514,726

		$104,605,486

Internet – 0.5%
Alphabet, Inc., “A” (a)	4,700	$3,585,630
Facebook, Inc., “A” (a)	88,439	10,090,890

		$13,676,520

Leisure & Toys – 0.3%
Activision Blizzard, Inc.	143,915	$4,870,084
Electronic Arts, Inc. (a)	17,500	1,156,925
Take-Two Interactive Software, Inc. (a)	75,209	2,833,123

		$8,860,132

Machinery & Tools – 1.5%
Allison Transmission Holdings, Inc.	235,191	$6,345,453
Caterpillar, Inc.	43,254	3,310,661
Cummins, Inc.	47,865	5,262,278
Deere & Co.	59,525	4,582,830
Eaton Corp. PLC	141,891	8,876,701
Illinois Tool Works, Inc.	102,338	10,483,505
Ingersoll-Rand Co. Ltd., “A”	24,539	1,521,663

		$40,383,091

Major Banks – 6.3%
Bank of America Corp.	415,925	$5,623,306
Bank of New York Mellon Corp.	350,757	12,918,380
BNP Paribas	38,398	1,932,545
BOC Hong Kong Holdings Ltd.	525,000	1,566,740
Goldman Sachs Group, Inc.	101,697	15,964,395
HSBC Holdings PLC	448,515	2,795,094
JPMorgan Chase & Co.	1,015,842	60,158,163
Morgan Stanley	134,124	3,354,441
PNC Financial Services Group, Inc.	79,888	6,756,128
State Street Corp.	149,466	8,746,750
Sumitomo Mitsui Financial Group, Inc.	140,500	4,259,505
Wells Fargo & Co.	834,534	40,358,064

		$164,433,511

Medical & Health Technology & Services – 0.4%
Community Health Systems, Inc. (a)	144,001	$2,665,459
Express Scripts Holding Co. (a)	49,893	3,427,150
McKesson Corp.	24,984	3,928,734

		$10,021,343

Medical Equipment – 2.5%
Abbott Laboratories	318,328	$13,315,660
Cooper Cos., Inc.	34,082	5,247,606
Medtronic PLC	243,398	18,254,850
St. Jude Medical, Inc.	135,617	7,458,935
Thermo Fisher Scientific, Inc.	119,616	16,936,429
Zimmer Biomet Holdings, Inc.	45,969	4,901,674

		$66,115,154

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.2%
BHP Billiton PLC	233,851	$2,629,177
Rio Tinto Ltd.	106,772	2,998,783

		$5,627,960

Natural Gas – Distribution – 0.1%
Engie	227,140	$3,525,429

Natural Gas – Pipeline – 0.2%
Enterprise Products Partners LP	67,658	$1,665,740
Williams Partners LP	138,778	2,838,010

		$4,503,750

Network & Telecom – 0.8%
Cisco Systems, Inc.	541,301	$15,410,839
Motorola Solutions, Inc.	74,670	5,652,519

		$21,063,358

Oil Services – 0.5%
Baker Hughes, Inc.	7,946	$348,273
National Oilwell Varco, Inc.	79,757	2,480,443
Noble Corp. PLC (l)	139,893	1,447,893
Schlumberger Ltd.	106,386	7,845,968

		$12,122,577

Other Banks & Diversified Financials – 2.0%
American Express Co.	142,040	$8,721,256
BB&T Corp.	198,069	6,589,756
Citigroup, Inc.	147,835	6,172,111
Discover Financial Services	110,172	5,609,958
SunTrust Banks, Inc.	59,545	2,148,384
U.S. Bancorp	232,920	9,454,223
UBS AG	309,293	4,982,527
Visa, Inc., “A”	101,215	7,740,923

		$51,419,138

Pharmaceuticals – 4.5%
Allergan PLC (a)	21,791	$5,840,642
Bayer AG	24,609	2,892,666
Bristol-Myers Squibb Co.	170,660	10,901,761
Eli Lilly & Co.	226,671	16,322,579
Endo International PLC (a)	85,383	2,403,531
Johnson & Johnson	294,319	31,845,316
Merck & Co., Inc.	525,610	27,810,025
Novartis AG	18,368	1,331,444
Pfizer, Inc.	545,541	16,169,835
Roche Holding AG	5,271	1,297,536
Teva Pharmaceutical Industries Ltd., ADR	42,744	2,287,231

		$119,102,566

Printing & Publishing – 0.0%
McGraw-Hill Cos., Inc.	10,450	$1,034,341
Time, Inc.	5,713	88,209

		$1,122,550

Railroad & Shipping – 0.4%
Canadian National Railway Co.	47,329	$2,956,169
Union Pacific Corp.	92,391	7,349,704

		$10,305,873

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 0.6%
Hospitality Properties Trust, REIT	86,575	$2,299,432
Medical Properties Trust, Inc., REIT	260,320	3,378,954
Mid-America Apartment Communities, Inc., REIT	60,037	6,136,382
Starwood Property Trust, Inc., REIT	115,078	2,178,427
Store Capital Corp., REIT	68,285	1,767,216

		$15,760,411

Restaurants – 0.2%
Aramark	113,628	$3,763,359
YUM! Brands, Inc.	24,891	2,037,328

		$5,800,687

Specialty Chemicals – 0.4%
Axalta Coating Systems Ltd. (a)	146,856	$4,288,195
Marine Harvest	239,154	3,684,984
Praxair, Inc.	19,491	2,230,745

		$10,203,924

Specialty Stores – 1.1%
Abercrombie & Fitch Co., “A”	91,235	$2,877,552
Advance Auto Parts, Inc.	10,994	1,762,778
Amazon.com, Inc. (a)	22,872	13,577,734
American Eagle Outfitters, Inc.	525,668	8,762,886
Bed Bath & Beyond, Inc. (a)	19,097	947,975

		$27,928,925

Telecommunications – Wireless – 0.0%
Vodafone Group PLC	397,353	$1,262,384

Telephone Services – 1.6%
AT&T, Inc.	78,078	$3,058,315
Frontier Communications Corp.	503,694	2,815,649
TDC A.S.	432,245	2,115,515
Telefonica Brasil S.A., ADR	294,312	3,675,957
Verizon Communications, Inc.	576,210	31,161,437

		$42,826,873

Tobacco – 2.6%
Altria Group, Inc.	286,632	$17,960,361
Japan Tobacco, Inc.	71,800	2,992,065
Philip Morris International, Inc.	450,260	44,175,009
Reynolds American, Inc.	57,264	2,880,952

		$68,008,387

Trucking – 0.4%
United Parcel Service, Inc., “B”	111,724	$11,783,530

Utilities – Electric Power – 1.7%
American Electric Power Co., Inc.	156,551	$10,394,986
Duke Energy Corp.	85,154	6,870,225
Exelon Corp.	319,150	11,444,719
PPL Corp.	306,162	11,655,587
Public Service Enterprise Group, Inc.	75,566	3,562,181
Xcel Energy, Inc.	30,033	1,255,980

		$45,183,678

Total Common Stocks		$1,566,718,942

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – 37.3%
Agency – Other – 0.1%
Financing Corp., 9.65%, 11/02/2018	$1,275,000	$1,556,802

Asset-Backed & Securitized – 2.4%
Atrium CDO Corp., FRN, 1.42%, 11/16/2022 (z)	$1,213,545	$1,205,431
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.03%, 12/28/2040 (z)	2,601,172	1,880,018
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	53,919	11,592
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.915%, 1/30/2025 (n)	2,547,000	2,518,476
Citigroup Commercial Mortgage Trust, FRN, 5.704%, 12/10/2049	3,050,000	3,144,156
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	3,279,174	3,343,129
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,251,881
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/2040	4,315,405	4,451,568
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,433,621
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.722%, 7/15/2025 (n)	3,273,000	3,216,033
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	1,735,000	1,757,745
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,465,000	1,478,241
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.799%, 1/19/2025 (n)	2,158,179	2,126,296
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	893,377	848,511
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039	5,978,000	6,068,014
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,415,032
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.768%, 4/25/2025 (n)	2,971,000	2,915,368
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	5,151,007
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/2045	798,844	801,401
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.935%, 2/15/2051	183,460	183,227
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.742%, 6/15/2049	777,548	795,386
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.837%, 6/12/2050	83,546	83,471
Morgan Stanley Capital I, Inc., FRN, 0.757%, 11/15/2030 (i)(n)	3,652,063	51,655
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,853,188	1,501,664
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.945%, 2/15/2051	723,966	745,967

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Wachovia Bank Commercial Mortgage Trust, FRN, 5.703%, 6/15/2049	$4,011,472	$4,104,130
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,549,656

		$64,032,676

Automotive – 0.3%
General Motors Financial Co., Inc., 5.25%, 3/01/2026	$1,168,000	$1,221,642
Toyota Motor Credit Corp., 3.4%, 9/15/2021	3,170,000	3,404,409
Volkswagen International Finance N.V., 2.375%, 3/22/2017 (n)	3,032,000	3,044,977

		$7,671,028

Broadcasting – 0.2%
21st Century Fox America, Inc., 8.5%, 2/23/2025	$2,839,000	$3,799,652
Grupo Televisa S.A.B., 5%, 5/13/2045	1,122,000	1,031,830

		$4,831,482

Brokerage & Asset Managers – 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$903,000	$922,015
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,519,000	2,629,793

		$3,551,808

Cable TV – 0.1%
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	$2,855,000	$3,626,898

Computer Software – Systems – 0.2%
Apple, Inc., 2.85%, 2/23/2023	$3,502,000	$3,630,030
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,266,936

		$4,896,966

Conglomerates – 0.1%
General Electric Capital Corp., 3.1%, 1/09/2023	$484,000	$512,516
General Electric Capital Corp., FRN, 1.236%, 1/09/2020	1,939,000	1,939,758

		$2,452,274

Consumer Products – 0.3%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	$2,769,000	$2,871,760
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	3,463,000	3,636,690

		$6,508,450

Consumer Services – 0.1%
Visa, Inc., 3.15%, 12/14/2025	$3,594,000	$3,751,687

Emerging Market Quasi-Sovereign – 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/2022 (n)	$3,630,000	$3,785,331

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
Petroleos Mexicanos, 3.125%, 1/23/2019	$1,277,000	$1,265,507
Petroleos Mexicanos, 8%, 5/03/2019	2,671,000	2,975,360
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/2016 (n)	412,953	421,530
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	2,591,000	2,658,690

		$11,106,418

Emerging Market Sovereign – 0.1%
Republic of Peru, 7.35%, 7/21/2025	$287,000	$377,405
United Mexican States, 4.75%, 3/08/2044	2,089,000	2,083,778

		$2,461,183

Energy – Independent – 0.1%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$1,638,000	$1,716,583

Energy – Integrated – 0.7%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,054,000	$1,152,541
BP Capital Markets PLC, 4.742%, 3/11/2021	3,027,000	3,358,656
Chevron Corp., 0.788%, 11/15/2017	5,248,000	5,223,256
Petro-Canada, 6.05%, 5/15/2018	1,942,000	2,053,917
Total Capital International S.A., 1.55%, 6/28/2017	1,746,000	1,752,876
Total Capital International S.A., 3.75%, 4/10/2024	3,360,000	3,535,325

		$17,076,571

Financial Institutions – 0.1%
GE Capital International Funding Co., 3.373%, 11/15/2025 (n)	$1,258,000	$1,342,406

Food & Beverages – 0.5%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$2,789,000	$2,932,949
Anheuser-Busch InBev S.A., 8%, 11/15/2039	3,600,000	5,322,456
Diageo Capital PLC, 2.625%, 4/29/2023	1,270,000	1,289,205
J.M. Smucker Co., 3.5%, 3/15/2025	1,794,000	1,870,114
Kraft Foods Group, Inc., 3.5%, 6/06/2022	1,463,000	1,537,825
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	756,000	763,549

		$13,716,098

Food & Drug Stores – 0.3%
CVS Health Corp., 3.875%, 7/20/2025	$3,759,000	$4,056,431
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	2,550,000	2,625,799
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	1,318,000	1,279,947

		$7,962,177

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$5,088,000	$5,594,963
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,730,061

		$8,325,024

Insurance – Health – 0.2%
Anthem, Inc., 3.3%, 1/15/2023	$2,122,000	$2,145,340
UnitedHealth Group, Inc., 3.75%, 7/15/2025	3,987,000	4,295,925

		$6,441,265

Insurance – Property & Casualty – 0.3%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$1,162,000	$1,191,452
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	1,699,000	1,751,069
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	3,270,000	3,608,514
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	1,514,000	1,487,505

		$8,038,540

International Market Quasi-Sovereign – 0.4%
KFW International Finance, Inc., 4.875%, 6/17/2019	$4,560,000	$5,077,966
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	6,400,000	6,459,725

		$11,537,691

International Market Sovereign – 0.0%
Republic of Iceland, 4.875%, 6/16/2016 (n)	$1,108,000	$1,113,226

Internet – 0.2%
Baidu, Inc., 3.5%, 11/28/2022	$3,950,000	$4,032,456

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$3,685,000	$5,517,108

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 5/22/2017 (n)	$2,786,000	$2,891,977

Major Banks – 1.7%
Bank of America Corp., 5.49%, 3/15/2019	$2,989,000	$3,257,538
Bank of America Corp., 4.1%, 7/24/2023	3,870,000	4,071,016
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,404,477
BNP Paribas, 7.195% to 6/25/2037, FRN to 12/31/2049 (n)	1,842,000	1,989,360
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,300,000	1,397,500
Goldman Sachs Group, Inc., 5.625%, 1/15/2017	4,227,000	4,360,835
ING Bank N.V., 5.8%, 9/25/2023 (n)	3,438,000	3,746,347

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
JPMorgan Chase & Co., 6.3%, 4/23/2019	$3,410,000	$3,856,536
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/01/2026	2,336,000	2,429,814
Morgan Stanley, 3.875%, 4/29/2024	3,188,000	3,343,871
Morgan Stanley, 6.625%, 4/01/2018	4,287,000	4,683,698
Morgan Stanley, 4%, 7/23/2025	1,206,000	1,261,036
PNC Funding Corp., 5.625%, 2/01/2017	3,348,000	3,462,830
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049	1,743,000	1,766,422

		$45,031,280

Medical & Health Technology & Services – 0.5%
Becton, Dickinson and Co., 6.375%, 8/01/2019	$3,950,000	$4,501,286
Becton, Dickinson and Co., 2.675%, 12/15/2019	1,842,000	1,887,122
Express Scripts Holding Co., 2.65%, 2/15/2017	3,087,000	3,127,316
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	2,640,000	2,676,308

		$12,192,032

Medical Equipment – 0.3%
Medtronic, Inc., 4.375%, 3/15/2035	$3,083,000	$3,337,739
Zimmer Holdings, Inc., 3.55%, 4/01/2025	3,762,000	3,801,110

		$7,138,849

Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	$3,570,000	$2,418,675

Midstream – 0.7%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$3,687,193
Energy Transfer Partners LP, 3.6%, 2/01/2023	1,975,000	1,713,334
Energy Transfer Partners LP, 4.9%, 2/01/2024	1,270,000	1,155,363
Enterprise Products Operating LP, 6.5%, 1/31/2019	2,995,000	3,281,265
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,288,746
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	1,023,000	1,049,966
Kinder Morgan Energy Partners LP, 7.75%, 3/15/2032	1,661,000	1,736,647
Spectra Energy Capital LLC, 8%, 10/01/2019	2,734,000	3,005,844

		$16,918,358

Mortgage-Backed – 11.2%
Fannie Mae, 3%, 10/01/2030	$2,102,410	$2,197,290
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	7,386,133	7,908,984
Fannie Mae, 3.5%, 7/01/2043	2,061,738	2,165,693

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.5%, 7/01/2016 - 4/01/2040	$21,089,811	$23,720,128
Fannie Mae, 5.75%, 7/01/2016	592,478	592,403
Fannie Mae, 5.27%, 12/01/2016	1,547,322	1,564,622
Fannie Mae, 5.05%, 1/01/2017	453,292	458,795
Fannie Mae, 5.6%, 1/01/2017	219	219
Fannie Mae, 6%, 1/01/2017 - 7/01/2037	10,836,911	12,391,481
Fannie Mae, 3.8%, 2/01/2018	310,743	322,373
Fannie Mae, 3.91%, 2/01/2018	453,749	471,158
Fannie Mae, 5%, 2/01/2018 - 3/01/2041	9,240,689	10,194,076
Fannie Mae, 4.5%, 4/01/2018 - 4/01/2044	17,200,754	18,762,759
Fannie Mae, 2.578%, 9/25/2018	2,334,041	2,386,009
Fannie Mae, 4.6%, 9/01/2019	479,107	523,633
Fannie Mae, 2.59%, 5/01/2023	479,068	496,716
Fannie Mae, 3%, 3/01/2027 - 12/01/2030	6,387,685	6,686,128
Fannie Mae, 2.5%, 2/01/2028 - 5/01/2030	2,801,736	2,899,677
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	3,092,501	3,607,967
Fannie Mae, 4%, 12/01/2040 - 2/01/2045	19,174,079	20,540,301
Fannie Mae, 3.5%, 11/01/2041 - 8/01/2043	8,076,859	8,507,984
Fannie Mae, 3.5%, 4/01/2043 - 9/01/2043	9,475,413	9,952,442
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	9,735,646	10,398,180
Freddie Mac, 6%, 4/01/2016 - 6/01/2037	4,861,158	5,515,817
Freddie Mac, 5%, 12/01/2017 - 7/01/2039	5,264,209	5,772,149
Freddie Mac, 3.154%, 2/25/2018	406,213	418,263
Freddie Mac, 4.5%, 5/01/2018 - 10/01/2039	3,946,147	4,222,344
Freddie Mac, 2.412%, 8/25/2018	1,818,886	1,861,864
Freddie Mac, 5.5%, 1/01/2019 - 2/01/2037	4,420,137	4,934,322
Freddie Mac, 5.085%, 3/25/2019	4,316,000	4,726,071
Freddie Mac, 2.456%, 8/25/2019	500,000	516,824
Freddie Mac, 1.869%, 11/25/2019	1,266,000	1,285,316
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,564,821
Freddie Mac, 2.716%, 6/25/2022	1,059,508	1,112,897
Freddie Mac, 2.51%, 11/25/2022	1,272,000	1,315,169
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,285,420
Freddie Mac, 3.32%, 2/25/2023	618,000	669,488
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,669,927
Freddie Mac, 3.458%, 8/25/2023	2,553,000	2,789,327
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,394,235
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,607,476
Freddie Mac, 3%, 11/01/2030 - 5/01/2043	14,170,507	14,639,046

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 6.5%, 5/01/2034 - 2/01/2038	$2,035,635	$2,370,991
Freddie Mac, 4%, 11/01/2040 - 11/01/2043	10,943,888	11,707,604
Freddie Mac, 3.5%, 2/01/2042 - 12/01/2045	23,495,051	24,681,441
Freddie Mac, TBA, 4%, 4/13/2046	7,676,000	8,192,331
Ginnie Mae, 4%, 2/20/2042	149,217	160,523
Ginnie Mae, 3%, 2/15/2043 - 6/20/2043	4,939,131	5,128,726
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	3,712,800	4,269,840
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	2,421,129	2,754,129
Ginnie Mae, 4.5%, 7/20/2033 - 1/20/2041	6,517,773	7,152,294
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	814,182	911,828
Ginnie Mae, 4%, 1/20/2041 - 4/20/2041	6,948,614	7,488,664
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2045	11,566,989	12,255,307
Ginnie Mae, 3%, 7/20/2043	693,862	720,206

		$293,843,678

Network & Telecom – 0.4%
AT&T, Inc., 3%, 6/30/2022	$2,565,000	$2,602,295
AT&T, Inc., 3.4%, 5/15/2025	2,565,000	2,571,010
Verizon Communications, Inc., 6.4%, 9/15/2033	4,093,000	5,034,386

		$10,207,691

Other Banks & Diversified Financials – 0.9%
Banco de Credito del Peru, 5.375%, 9/16/2020	$2,967,000	$3,234,030
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,890,000	3,207,611
Capital One Financial Corp., 6.15%, 9/01/2016	4,542,000	4,634,198
Citigroup, Inc., 2.5%, 9/26/2018	2,450,000	2,487,470
Discover Bank, 4.2%, 8/08/2023	1,540,000	1,609,722
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	3,106,000	3,838,488
Swedbank AB, 2.125%, 9/29/2017 (n)	821,000	827,946
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	2,536,000	2,534,037

		$22,373,502

Pharmaceuticals – 0.6%
AbbVie, Inc., 3.6%, 5/14/2025	$1,783,000	$1,871,645
Actavis Funding SCS, 3.8%, 3/15/2025	1,429,000	1,487,222
Actavis Funding SCS, 4.85%, 6/15/2044	1,653,000	1,760,343
Celgene Corp., 2.875%, 8/15/2020	1,545,000	1,591,284
Gilead Sciences, Inc., 3.7%, 4/01/2024	915,000	981,736
Gilead Sciences, Inc., 3.5%, 2/01/2025	5,767,000	6,082,484
Roche Holdings, Inc., 6%, 3/01/2019 (n)	383,000	435,032

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/2021	$1,416,000	$1,475,744

		$15,685,490

Real Estate – Healthcare – 0.1%
HCP, Inc., REIT, 5.375%, 2/01/2021	$2,622,000	$2,863,494

Retailers – 0.1%
Gap, Inc., 5.95%, 4/12/2021	$2,180,000	$2,361,901
Home Depot, Inc., 5.95%, 4/01/2041	989,000	1,308,025

		$3,669,926

Supranational – 0.1%
Asian Development Bank, 1.125%, 3/15/2017	$2,069,000	$2,075,288

Telecommunications – Wireless – 0.5%
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	$3,560,000	$3,560,062
Crown Castle Towers LLC, 6.113%, 1/15/2020 (n)	2,493,000	2,750,617
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,270,000	1,360,222
Rogers Communications, Inc., 6.8%, 8/15/2018	5,026,000	5,595,969

		$13,266,870

Tobacco – 0.5%
Altria Group, Inc., 2.85%, 8/09/2022	$2,036,000	$2,103,092
B.A.T. International Finance PLC, 3.25%, 6/07/2022 (n)	1,840,000	1,948,389
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	2,518,000	2,588,529
Reynolds American, Inc., 4.45%, 6/12/2025	5,591,000	6,151,453

		$12,791,463

Transportation – Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,696,000	$3,438,694

U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.35%, 7/01/2023	$5,698	$6,035
Small Business Administration, 4.77%, 4/01/2024	362,908	388,640
Small Business Administration, 5.18%, 5/01/2024	628,277	684,974
Small Business Administration, 5.52%, 6/01/2024	31,282	34,364
Small Business Administration, 4.99%, 9/01/2024	497,898	540,995
Small Business Administration, 4.95%, 3/01/2025	16,576	17,983
Small Business Administration, 5.11%, 8/01/2025	1,735,381	1,891,551

		$3,564,542

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – 10.9%
U.S. Treasury Bonds, 8.5%, 2/15/2020	$5,808,000	$7,453,296
U.S. Treasury Bonds, 8%, 11/15/2021	723,000	983,873
U.S. Treasury Bonds, 6%, 2/15/2026	777,000	1,074,931
U.S. Treasury Bonds, 6.75%, 8/15/2026	2,569,000	3,772,214
U.S. Treasury Bonds, 5.375%, 2/15/2031	574,000	823,040
U.S. Treasury Bonds, 4.5%, 2/15/2036	1,203,000	1,650,600
U.S. Treasury Bonds, 5%, 5/15/2037	1,609,000	2,353,980
U.S. Treasury Bonds, 4.5%, 8/15/2039	19,973,600	27,350,570
U.S. Treasury Bonds, 2.875%, 5/15/2043	34,242,000	36,081,172
U.S. Treasury Bonds, 2.5%, 2/15/2045	10,673,000	10,407,007
U.S. Treasury Notes, 5.125%, 5/15/2016	488,000	490,886
U.S. Treasury Notes, 0.875%, 12/31/2016	12,366,000	12,392,562
U.S. Treasury Notes, 0.75%, 6/30/2017	31,760,000	31,789,791
U.S. Treasury Notes, 4.75%, 8/15/2017	1,507,000	1,589,767
U.S. Treasury Notes, 3.75%, 11/15/2018	17,568,000	18,915,114
U.S. Treasury Notes, 2.75%, 2/15/2019	6,407,000	6,751,626
U.S. Treasury Notes, 3.125%, 5/15/2019	33,754,000	36,078,537
U.S. Treasury Notes, 1%, 6/30/2019	5,900,000	5,915,901
U.S. Treasury Notes, 3.5%, 5/15/2020	25,260,000	27,670,562
U.S. Treasury Notes, 3.125%, 5/15/2021	17,180,000	18,760,423
U.S. Treasury Notes, 2.5%, 8/15/2023	31,120,000	33,163,464

		$285,469,316

Utilities – Electric Power – 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$2,059,528
MidAmerican Funding LLC, 6.927%, 3/01/2029	903,000	1,199,998
Oncor Electric Delivery Co., 7%, 9/01/2022	2,810,000	3,478,760
Pacific Gas & Electric Co., 4.6%, 6/15/2043	2,940,000	3,199,584
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	932,534
PPL Corp., 3.4%, 6/01/2023	2,940,000	2,999,256
Progress Energy, Inc., 3.15%, 4/01/2022	3,893,000	3,945,337

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Waterford 3 Funding Corp., 8.09%, 1/02/2017	$891,821	$890,898

		$18,705,895

Total Bonds		$977,813,837

PREFERRED STOCKS – 0.1%
Telephone Services – 0.1%
Telecom Italia S.p.A.	2,396,068	$2,099,394

CONVERTIBLE PREFERRED STOCKS – 0.8%
Food & Beverages – 0.4%
Tyson Foods, Inc., 4.75%	157,750	$11,749,220

Pharmaceuticals – 0.1%
Allergan PLC, 5.5%	3,200	$2,941,248

Telephone Services – 0.1%
Frontier Communications Corp., 11.125%	17,033	$1,778,245

Utilities – Electric Power – 0.2%
Exelon Corp., 6.5%	113,626	$5,593,808

Total Convertible Preferred Stocks		$22,062,521

	Strike Price	First Exercise
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	1,156	$2,370

MONEY MARKET FUNDS – 1.8%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	45,923,710	$45,923,710

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)	1,759,702	$1,759,702

Total Investments		$2,616,380,476

OTHER ASSETS, LESS LIABILITIES – 0.1%		2,159,067

Net Assets – 100.0%		$2,618,539,543

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $72,949,260, representing 2.8% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

8

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Atrium CDO Corp., FRN, 1.42%, 11/16/2022	2/03/16-2/04/16	$1,209,331	$1,205,431
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.03%, 12/28/2040	3/01/06	2,601,172	1,880,018
BlackRock Capital Finance LP, 7.75%, 9/25/2026	8/16/13	51,629	11,592
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	7/15/15	2,494,273	2,588,529
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	2,575,771	2,658,690
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	2,530,395	2,534,037
Total Restricted Securities			$10,878,297
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,590,883,227	$—	$—	$1,590,883,227
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	290,590,660	—	290,590,660
Non-U.S. Sovereign Debt	—	28,293,806	—	28,293,806
U.S. Corporate Bonds	—	229,444,657	—	229,444,657
Residential Mortgage-Backed Securities	—	296,205,451	—	296,205,451
Commercial Mortgage-Backed Securities	—	44,573,301	—	44,573,301
Asset-Backed Securities (including CDOs)	—	17,097,609	—	17,097,609
Foreign Bonds	—	71,608,353	—	71,608,353
Mutual Funds	47,683,412	—	—	47,683,412
Total Investments	$1,638,566,639	$977,813,837	$—	$2,616,380,476

For further information regarding security characteristics, see the Portfolio of Investments.

10

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $87,852,080 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At March 31, 2016, the value of securities loaned was $1,831,333. These loans were collateralized by cash of $1,759,702 and U.S. Treasury Obligations of $99,004.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,251,009,476
Gross unrealized appreciation	428,726,786
Gross unrealized depreciation	(63,355,786)
Net unrealized appreciation (depreciation)	$365,371,000

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	42,384,515	131,804,184	(128,264,989)	45,923,710

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$33,055	$45,923,710

11

QUARTERLY REPORT

March 31, 2016

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 88.1%
Cable TV – 6.8%
Charter Communications, Inc., “A” (a)(l)	126,634	$25,634,543
Comcast Corp., “A”	574,776	35,107,318
Liberty Global PLC, “C” (a)	282,600	10,614,456
Time Warner Cable, Inc.	190,100	38,898,262

		$110,254,579

Energy – Independent – 0.5%
Enable Midstream Partners LP	191,262	$1,637,203
Western Gas Equity Partners LP	192,432	6,858,276

		$8,495,479

Natural Gas – Distribution – 6.6%
China Resources Gas Group Ltd.	5,956,000	$17,006,504
Engie	988,348	15,340,103
NorthWestern Corp.	101,726	6,281,581
Sempra Energy	569,749	59,282,383
Snam Rete Gas S.p.A.	1,427,363	8,941,199

		$106,851,770

Natural Gas – Pipeline – 12.6%
Columbia Pipeline Partners LP	617,232	$9,011,587
Enbridge, Inc.	812,375	31,625,548
Energy Transfer Equity LP	716,709	5,110,135
Energy Transfer Partners LP	713,937	23,088,723
Enterprise Products Partners LP	1,078,509	26,552,892
EQT GP Holdings LP	95,423	2,573,558
EQT Midstream Partners LP	200,540	14,926,192
JP Energy Partners LP	183,374	984,718
Kinder Morgan, Inc.	1,001,188	17,881,218
Plains All American Pipeline LP	119,310	2,501,931
Plains GP Holdings LP	1,119,376	9,727,377
SemGroup Corp., “A”	187,755	4,205,712
Shell Midstream Partners, L.P.	61,940	2,267,623
Sunoco Logistics Partners LP	614,494	15,405,365
Tallgrass Energy GP LP	369,074	6,820,488
TransCanada Corp. (a)	111,620	4,388,310
TransCanada Corp.	43,382	1,705,551
Williams Cos., Inc.	877,075	14,094,595
Williams Partners LP	540,100	11,045,024

		$203,916,547

Telecommunications – Wireless – 5.6%
Advanced Info Service PLC	647,400	$3,349,255
American Tower Corp., REIT	242,417	24,816,228
Bharti Infratel Ltd.	474,906	2,739,104
Cellnex Telecom S.A.U.	38,270	611,841
KDDI Corp.	508,900	13,592,371
Mobile TeleSystems PJSC, ADR	1,201,032	9,716,349
SBA Communications Corp. (a)	168,786	16,907,294
Vodafone Group PLC	6,054,653	19,235,531

		$90,967,973

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telephone Services – 7.8%
Altice N.V. (a)	704,362	$12,551,386
Bezeq – The Israel Telecommunication Corp. Ltd.	2,596,564	5,858,471
BT Group PLC	1,542,689	9,760,096
Com Hem Holding AB	2,657,774	24,504,590
Hellenic Telecommunications Organization S.A.	1,366,809	12,364,569
Numericable-SFR	207,757	8,744,682
PT XL Axiata Tbk (a)	23,990,000	7,236,802
Quebecor, Inc., “B”	374,026	9,820,432
TDC A.S.	2,753,441	13,476,030
Telus Corp.	198,599	6,465,267
Verizon Communications, Inc.	263,297	14,239,102

		$125,021,427

Utilities – Electric Power – 48.2%
Abengoa Yield PLC (l)	641,535	$11,406,492
AES Corp.	3,420,629	40,363,422
Alliant Energy Corp.	21,726	1,613,807
Ameren Corp.	466,118	23,352,512
American Electric Power Co., Inc.	693,264	46,032,730
Calpine Corp. (a)	2,791,021	42,339,789
China Longyuan Power Group	10,701,000	7,918,134
Covanta Holding Corp.	47,509	801,002
CPFL Energia S.A. (a)	1,192,316	6,499,352
Dominion Resources, Inc.	158,347	11,895,027
DTE Energy Co.	198,983	18,039,799
Duke Energy Corp.	59,647	4,812,320
Dynegy, Inc. (a)	1,862,410	26,762,832
Edison International	236,100	16,973,229
EDP Renovaveis S.A.	6,095,616	46,541,904
ENEL Green Power International B.V.	1,164,323	2,504,029
Enel S.p.A.	7,736,624	34,316,054
Energias de Portugal S.A.	10,455,905	37,192,436
Energias do Brasil S.A.	671,821	2,354,218
Exelon Corp.	2,089,898	74,943,742
FirstEnergy Corp.	510,815	18,374,016
Iberdrola S.A.	1,302,257	8,685,052
NextEra Energy Partners LP	533,617	14,509,046
NextEra Energy, Inc.	716,536	84,794,870
NRG Energy, Inc.	2,088,062	27,165,687
NRG Yield, Inc., “A”	375,921	5,101,248
NRG Yield, Inc., “C”	529,430	7,539,083
PG&E Corp.	524,551	31,326,186
PPL Corp.	1,905,887	72,557,118
Public Service Enterprise Group, Inc.	398,245	18,773,269
Red Electrica de Espana	124,542	10,812,955
SSE PLC	303,153	6,496,217
Tractebel Energia S.A.	525,800	5,363,799
Xcel Energy, Inc.	228,060	9,537,469

		$777,698,845

Total Common Stocks		$1,423,206,620

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS – 9.4%
Energy – Independent – 0.6%
Anadarko Petroleum Corp., 7.5%	274,555	$9,356,834

Natural Gas – Pipeline – 1.1%
Kinder Morgan, Inc., 9.75%	400,743	$18,073,509

Telecommunications – Wireless – 0.6%
American Tower Corp., 5.5%	94,040	$9,700,226

Telephone Services – 0.8%
Frontier Communications Corp., 11.125%	129,740	$13,544,856

Utilities – Electric Power – 6.3%
Dominion Resources, Inc., “A”, 6.125%	208,842	$12,248,583
Dominion Resources, Inc., “B”, 6%	271,910	15,833,319
Dominion Resources, Inc., 6.375%	231,828	11,660,948
Dynegy, Inc., 5.375%	182,737	9,776,430
Exelon Corp., 6.5%	775,640	38,184,757
NextEra Energy, Inc., 5.799%	90,378	5,504,020
NextEra Energy, Inc., 6.371%	136,864	8,355,547

		$101,563,604

Total Convertible Preferred Stocks		$152,239,029

Issuer	Shares/Par	Value ($)
PREFERRED STOCKS – 0.4%
Utilities – Electric Power – 0.4%
Companhia Paranaense de Energia	795,600	$6,339,310

BONDS – 0.1%
Cable TV – 0.1%
Neptune Finco Corp., 10.125%, 1/15/2023 (n)	$965,000	$1,032,550

MONEY MARKET FUNDS – 2.2%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	35,573,299	$35,573,299

COLLATERAL FOR SECURITIES LOANED – 1.2%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)	20,447,318	$20,447,318

Total Investments		$1,638,838,126

OTHER ASSETS, LESS LIABILITIES – (1.4)%		(23,034,264)

Net Assets – 100.0%		$1,615,803,862

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,032,550, representing 0.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

Derivative Contracts at 3/31/16

Forward Foreign Currency Exchange Contracts at 3/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Citibank N.A.	605,446	4/15/16	$454,458	$466,190	$11,732
BUY	CAD	Deutsche Bank AG	3,130,893	4/15/16	2,279,514	2,410,768	131,254
BUY	CAD	Goldman Sachs International	1,697,266	4/15/16	1,216,186	1,306,885	90,699
BUY	CAD	HSBC Bank	266,516	4/15/16	203,878	205,215	1,337
BUY	CAD	JPMorgan Chase Bank N.A.	113,221	4/15/16	80,307	87,179	6,872
BUY	CAD	Morgan Stanley Capital Services, Inc.	1,892,000	4/15/16	1,379,866	1,456,829	76,963
BUY	EUR	Deutsche Bank AG	8,600,633	4/15/16	9,390,915	9,789,960	399,045
BUY	EUR	Goldman Sachs International	2,035,000	4/15/16	2,222,385	2,316,407	94,022

2

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	EUR	JPMorgan Chase Bank N.A.	611,535	4/15/16	$680,908	$696,100	$15,192
BUY	EUR	Morgan Stanley Capital Services, Inc.	3,333,957	4/15/16	3,631,543	3,794,989	163,446
SELL	EUR	JPMorgan Chase Bank N.A.	168,944	4/15/16	192,426	192,306	120
BUY	GBP	Royal Bank of Scotland PLC	489,000	4/15/16	689,660	702,349	12,689
SELL	GBP	Barclays Bank PLC	398,621	4/15/16	582,043	572,539	9,504
SELL	GBP	BNP Paribas S.A.	13,219,295	4/15/16	19,092,165	18,986,828	105,337
SELL	GBP	Deutsche Bank AG	1,477,125	4/15/16	2,125,346	2,121,589	3,757
SELL	GBP	Morgan Stanley Capital Services, Inc.	783,741	4/15/16	1,127,026	1,125,685	1,341

							$1,123,310

Liability Derivatives
BUY	CAD	BNP Paribas S.A.	9,285	4/15/16	$7,167	$7,149	$(18)
SELL	CAD	Citibank N.A.	1,598,000	4/15/16	1,203,613	1,230,451	(26,838)
SELL	CAD	Deutsche Bank AG	3,319,300	4/15/16	2,551,692	2,555,841	(4,149)
SELL	CAD	Goldman Sachs International	4,350,950	4/15/16	3,227,858	3,350,206	(122,348)
SELL	CAD	Merrill Lynch International	43,312,368	4/15/16	30,480,052	33,350,268	(2,870,216)
SELL	EUR	Barclays Bank PLC	947,141	4/15/16	1,052,794	1,078,115	(25,321)
SELL	EUR	BNP Paribas S.A.	674,496	4/15/16	746,063	767,767	(21,704)
SELL	EUR	Citibank N.A.	10,012,515	4/15/16	10,924,340	11,397,082	(472,742)
SELL	EUR	Credit Suisse Group	2,774,901	4/15/16	3,029,590	3,158,624	(129,034)
SELL	EUR	Deutsche Bank AG	74,675,507	4/15/16 - 6/15/16	82,971,275	85,114,976	(2,143,701)
SELL	EUR	Goldman Sachs International	114,198	4/15/16	125,799	129,990	(4,191)
SELL	EUR	JPMorgan Chase Bank N.A.	27,253,953	4/15/16	29,759,131	31,022,729	(1,263,598)
SELL	EUR	Merrill Lynch International	3,811,406	4/15/16	4,157,157	4,338,461	(181,304)
SELL	EUR	Morgan Stanley Capital Services, Inc.	940,727	4/15/16	1,037,751	1,070,814	(33,063)
BUY	GBP	HSBC Bank	639,839	4/15/16	922,271	918,999	(3,272)
SELL	GBP	Barclays Bank PLC	357,714	4/15/16	508,585	513,783	(5,198)
SELL	GBP	Goldman Sachs International	716,486	4/15/16	1,019,026	1,029,086	(10,060)

							$(7,316,757)

At March 31, 2016, the fund had cash collateral of $5,780,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

4

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,156,321,013	$—	$—	$1,156,321,013
Portugal	83,734,340	—	—	83,734,340
Canada	49,616,799	4,388,310	—	54,005,109
United Kingdom	46,898,336	—	—	46,898,336
Italy	45,761,282	—	—	45,761,282
China	24,924,638	—	—	24,924,638
Sweden	24,504,590	—	—	24,504,590
France	24,084,785	—	—	24,084,785
Brazil	20,556,679	—	—	20,556,679
Other Countries	97,644,932	3,349,255	—	100,994,187
U.S. Corporate Bonds	—	1,032,550	—	1,032,550
Mutual Funds	56,020,617	—	—	56,020,617
Total Investments	$1,630,068,011	$8,770,115	$—	$1,638,838,126

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,193,447)	$—	$(6,193,447)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $334,020,211 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At March 31, 2016, the value of securities loaned was $22,330,531. These loans were collateralized by cash of $20,447,317 and U.S. Treasury obligations of $2,526,814.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,624,958,736
Gross unrealized appreciation	236,890,319
Gross unrealized depreciation	(223,010,929)
Net unrealized appreciation (depreciation)	$13,879,390

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,228,978	61,966,756	(57,622,435)	35,573,299

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,606	$35,573,299

5

Supplemental Information (unaudited) – continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

United States	73.7%
Portugal	5.2%
Canada	3.3%
United Kingdom	2.9%
Italy	2.8%
China	1.5%
Sweden	1.5%
France	1.5%
Brazil	1.3%
Other Countries	6.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

March 31, 2016

MFS® VALUE SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 6.5%
Honeywell International, Inc.	407,471	$45,657,126
Lockheed Martin Corp.	145,956	32,329,254
Northrop Grumman Corp.	103,123	20,408,042
United Technologies Corp.	429,880	43,030,988

		$141,425,410

Alcoholic Beverages – 1.1%
Diageo PLC	899,801	$24,315,348

Automotive – 1.9%
Delphi Automotive PLC	183,110	$13,736,912
Harley-Davidson, Inc.	206,501	10,599,696
Johnson Controls, Inc.	429,215	16,726,509

		$41,063,117

Broadcasting – 3.1%
Omnicom Group, Inc.	409,873	$34,113,730
Time Warner, Inc.	249,873	18,128,286
Viacom, Inc., “B”	196,067	8,093,646
Walt Disney Co.	56,243	5,585,492

		$65,921,154

Brokerage & Asset Managers – 2.9%
BlackRock, Inc.	59,450	$20,246,886
Franklin Resources, Inc.	532,663	20,800,490
NASDAQ, Inc.	336,869	22,361,364

		$63,408,740

Business Services – 4.3%
Accenture PLC, “A”	527,288	$60,849,035
Equifax, Inc.	40,540	4,633,317
Fidelity National Information Services, Inc.	281,740	17,836,959
Fiserv, Inc. (a)	101,416	10,403,253

		$93,722,564

Cable TV – 1.2%
Comcast Corp., “A”	437,984	$26,752,063

Chemicals – 5.5%
3M Co.	270,120	$45,010,096
E.I. du Pont de Nemours & Co.	271,189	17,171,687
Monsanto Co.	85,903	7,537,129
PPG Industries, Inc.	434,486	48,440,844

		$118,159,756

Computer Software – 0.8%
Oracle Corp.	422,986	$17,304,357

Computer Software – Systems – 1.2%
International Business Machines Corp.	164,032	$24,842,646

Construction – 0.5%
Stanley Black & Decker, Inc.	104,101	$10,952,466

Consumer Products – 0.8%
Newell Rubbermaid, Inc.	161,309	$7,144,376

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	130,910	$10,775,202

		$17,919,578

Containers – 0.5%
Crown Holdings, Inc. (a)	212,254	$10,525,676

Electrical Equipment – 3.1%
Danaher Corp.	329,808	$31,285,587
Pentair PLC	169,687	9,207,217
Tyco International PLC	733,713	26,934,604

		$67,427,408

Electronics – 1.7%
Analog Devices, Inc.	119,647	$7,081,906
Texas Instruments, Inc.	504,277	28,955,585

		$36,037,491

Energy – Independent – 1.7%
EOG Resources, Inc.	245,360	$17,808,229
Occidental Petroleum Corp.	288,579	19,747,461

		$37,555,690

Energy – Integrated – 2.6%
Chevron Corp.	248,804	$23,735,902
Exxon Mobil Corp.	395,497	33,059,594

		$56,795,496

Food & Beverages – 4.9%
Archer Daniels Midland Co.	438,222	$15,911,841
Danone S.A.	236,184	16,799,795
General Mills, Inc.	539,173	34,156,610
J.M. Smucker Co.	34,541	4,484,803
Nestle S.A.	463,104	34,604,568

		$105,957,617

Food & Drug Stores – 1.8%
CVS Health Corp.	377,455	$39,153,407

General Merchandise – 0.7%
Target Corp.	191,696	$15,772,747

Health Maintenance Organizations – 0.5%
Cigna Corp.	72,274	$9,918,884

Insurance – 7.8%
Aon PLC	329,062	$34,370,526
Chubb Ltd.	329,021	39,202,852
MetLife, Inc.	744,833	32,727,962
Prudential Financial, Inc.	235,023	16,973,361
Travelers Cos., Inc.	396,905	46,322,783

		$169,597,484

Machinery & Tools – 2.9%
Caterpillar, Inc.	91,346	$6,991,623
Cummins, Inc.	47,608	5,234,024
Deere & Co.	71,638	5,515,410
Eaton Corp. PLC	345,851	21,636,439

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Machinery & Tools – continued
Illinois Tool Works, Inc.	177,483	$18,181,359
Ingersoll-Rand Co. Ltd., “A”	99,507	6,170,429

		$63,729,284

Major Banks – 11.2%
Bank of New York Mellon Corp.	576,360	$21,227,339
Goldman Sachs Group, Inc.	231,412	36,327,056
JPMorgan Chase & Co.	1,519,535	89,986,863
PNC Financial Services Group, Inc.	193,743	16,384,846
State Street Corp.	263,460	15,417,679
Wells Fargo & Co.	1,302,370	62,982,613

		$242,326,396

Medical & Health Technology & Services – 0.9%
Express Scripts Holding Co. (a)	199,950	$13,734,566
McKesson Corp.	41,885	6,586,416

		$20,320,982

Medical Equipment – 4.9%
Abbott Laboratories	536,291	$22,433,053
Medtronic PLC	607,231	45,542,325
St. Jude Medical, Inc.	224,425	12,343,375
Thermo Fisher Scientific, Inc.	183,415	25,969,730

		$106,288,483

Oil Services – 1.6%
Baker Hughes, Inc.	32,443	$1,421,977
National Oilwell Varco, Inc.	321,792	10,007,731
Schlumberger Ltd.	321,811	23,733,561

		$35,163,269

Other Banks & Diversified Financials – 3.8%
American Express Co.	300,267	$18,436,394
BB&T Corp.	325,904	10,842,826
Citigroup, Inc.	375,678	15,684,556
U.S. Bancorp	942,683	38,263,503

		$83,227,279

Pharmaceuticals – 8.0%
Allergan PLC (a)	23,344	$6,256,892
Endo International PLC (a)	131,779	3,709,579
Johnson & Johnson	704,579	76,235,448
Merck & Co., Inc.	572,407	30,286,054
Novartis AG	77,791	5,638,846
Pfizer, Inc.	1,566,097	46,419,115
Roche Holding AG	22,114	5,443,694

		$173,989,628

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Printing & Publishing – 0.2%
McGraw-Hill Cos., Inc.	40,733	$4,031,752
Time, Inc.	23,206	358,301

		$4,390,053

Railroad & Shipping – 1.2%
Canadian National Railway Co.	188,477	$11,772,273
Union Pacific Corp.	173,711	13,818,710

		$25,590,983

Specialty Stores – 0.5%
Advance Auto Parts, Inc.	42,645	$6,837,699
Bed Bath & Beyond, Inc. (a)	76,595	3,802,176

		$10,639,875

Telecommunications – Wireless – 0.2%
Vodafone Group PLC	1,588,496	$5,046,625

Telephone Services – 1.7%
Verizon Communications, Inc.	677,427	$36,635,252

Tobacco – 4.2%
Altria Group, Inc.	232,694	$14,580,606
Philip Morris International, Inc.	770,394	75,583,355

		$90,163,961

Trucking – 1.5%
United Parcel Service, Inc., “B”	295,996	$31,218,698

Utilities – Electric Power – 1.1%
Duke Energy Corp.	222,853	$17,979,780
Xcel Energy, Inc.	121,584	5,084,643
		$23,064,423

Total Common Stocks		$2,146,324,290

	Strike Price	First Exercise
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	1	$2

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			13,238,554	$13,238,554

Total Investments				$2,159,562,846

OTHER ASSETS, LESS LIABILITIES – 0.4%				9,663,756

Net Assets – 100.0%				$2,169,226,602

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movement in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,146,324,292	$—	$—	$2,146,324,292
Mutual Funds	13,238,554	—	—	13,238,554
Total Investments	$2,159,562,846	$—	$—	$2,159,562,846

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $91,848,877 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,467,627,376
Gross unrealized appreciation	720,128,481
Gross unrealized depreciation	(28,193,011)
Net unrealized appreciation (depreciation)	$691,935,470

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	16,597,492	90,537,470	(93,896,408)	13,238,554

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,776	$13,238,554

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2016

*	Print name and title of each signing officer under his or her signature.